As filed with the U.S. Securities and Exchange Commission on May 29, 2015

Registration No. 333-[ ]

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. __	☐
(Check appropriate box or boxes)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-866-388-6292

David B. Perkins
Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
 (Name and Address of Agent for Service)

WITH A COPY TO:

Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended (the “Securities Act”).

It is proposed that this filing will become effective on June 28, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:
Shares of beneficial interest, $0.001 par value per share, of Classes A, C, H and Institutional of the Hatteras Long/Short Debt Fund; Classes A, H and Institutional of the Hatteras Long/Short Equity Fund; and Classes A, H and Institutional of the Hatteras Managed Futures Strategies Fund

PROXY STATEMENT/PROSPECTUS

FOR THE REORGANIZATIONS OF

Relative Value—Long/Short Debt Portfolio
Long/Short Equity Portfolio
Managed Futures Strategies Portfolio
(each a series of Underlying Funds Trust)

INTO

Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Strategies Fund
(each a series of Hatteras Alternative Mutual Funds Trust)

[July 1], 2015

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Strategies Fund

c/o Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615

[ ], 2015

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Hatteras Long/Short Debt Fund, Hatteras Long/Short Equity Fund, or Hatteras Managed Futures Strategies Fund (collectively, the “Acquiring Funds”), each a series of Hatteras Alternative Mutual Funds Trust (the “HAMFT Trust”). Each of the Acquiring Funds is advised by Hatteras Funds, LLC (“Hatteras Funds”) and operates using a fund-of-funds structure in which substantially all of the assets of the Acquiring Fund are invested in a corresponding series of the Underlying Funds Trust, a Delaware statutory trust (the “UFT Trust”), the series of which include, among others, the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio (collectively, the “Target Portfolios”).  Each of the Target Portfolios is also advised by Hatteras Funds and sub-advised by multiple sub-advisors or trading advisors.

At a special meeting of the Board (the “Board”) of Trustees of each of the HAMFT Trust and UFT Trust on April 22, 2015, each Board approved the reorganization of each of the Target Portfolios into its corresponding Acquiring Fund (collectively, the “Reorganizations”). The Reorganizations will result in the Acquiring Funds implementing their investment objectives by investing directly in the types of securities and other investments in which the Target Portfolios currently invest, rather than investing in the Target Portfolios using the fund-of-funds structure.

Upon completion of the Reorganizations, Hatteras Funds will continue to serve as investment advisor to the Acquiring Funds, and the applicable sub-advisors and trading advisors to the Target Portfolios will serve as sub-advisors and trading advisors to the corresponding Acquiring Funds. Additionally, upon completion of the Reorganizations, you will continue to be a shareholder of your Acquiring Fund(s). However, the Acquiring Funds will no longer be a shareholder of the Target Portfolios, but rather will invest directly in the types of securities and other investments in which the Target Portfolios currently invest.

The Reorganizations are contingent on shareholders of each Acquiring Fund approving a proposed change to the Acquiring Fund’s management fee. Presently, shareholders of the Acquiring Funds indirectly pay Hatteras Funds an annual management fee of 1.75% that is assessed on the net assets of the Target Portfolios as part of the fund-of-funds structure.  However, the Reorganizations will result in the Acquiring Funds making investments directly, rather than using the fund-of-funds structure. Consequently, shareholders of each Acquiring Fund are being asked to implement the 1.75% management fee on the net assets of the Acquiring Fund (the “New Management Fee”) in lieu of the fee that was previously assessed on the net assets of the Target Portfolios. The New Management Fee will not change the management fees ultimately paid by Acquiring Fund shareholders to Hatteras Funds, only the Fund directly paying the annual management fee.

The Reorganizations are also contingent on shareholders of each Acquiring Fund approving a “manager of managers” arrangement for each Acquiring Fund to provide the Advisor and the HAMFT Trust Board with the same degree of flexibility in managing each Acquiring Fund’s sub-advisors as the Advisor and the UFT Trust Board currently have in managing the Target Portfolios. The SEC has already granted the Acquiring Funds and the Advisor Manager of Managers exemptive relief. The  “manager of managers” arrangement would permit the Advisor to enter into and materially amend sub-advisory agreements with any unaffiliated sub-advisors or wholly-owned subsidiaries of the Advisor retained by the Advisor with respect to an Acquiring Fund to sub-advise all or a portion of an Acquiring Fund’s assets without obtaining shareholder approval, if the HAMFT Trust Board concludes that such arrangements would be in the best interests of the shareholders of the applicable Acquiring Fund(s) (the “Manager of Managers Arrangement”). The Target Portfolios are currently managed pursuant to a Manager of Managers Arrangement, and Acquiring Fund shareholders are being asked to continue such arrangement for the Acquiring Funds. The Manager of Managers Arrangement will not change the management fees ultimately charged to and paid by Acquiring Fund shareholders because sub-advisors are paid by the Advisor and not by each Acquiring Fund.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus and based on the recommendation of Hatteras Funds, the Board of the HAMFT Trust has approved the New Management Fee and Manager of Managers Arrangement and the Board of each of the HAMFT Trust and UFT Trust have approved the Reorganizations, subject to the approval of the Acquiring Fund shareholders of the New Management Fee and Manager of Managers Arrangement. Therefore, a special meeting of shareholders of the Acquiring Funds (the “Special Meeting”) will be held on August 13, 2015, at the offices of Hatteras Funds, LLC, 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615 at 11:00 a.m. Eastern time so that Acquiring Fund shareholders may consider the proposed New Management Fee and Manager of Managers Arrangement.

If shareholders of each Acquiring Fund approve the New Management Fee, the Manager of Managers Arrangement and all other closing conditions are met, the Reorganizations will take effect on or about September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Relative Value—Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Strategies Portfolio, or such other date(s) as the parties may agree. Upon the completion of the Reorganizations, each shareholder of a Target Portfolio will receive a number of full and fractional Class H shares of the corresponding Acquiring Fund equal in aggregate net asset value at the time of the exchange to the aggregate net asset value of such shareholder’s shares of the Target Portfolio, as follows:

PROPOSED REORGANIZATIONS
Target Portfolios:	à	Acquiring Funds:

Underlying Funds Trust		Hatteras Alternative Mutual Funds Trust
Relative Value—Long/Short Debt Portfolio	à	Hatteras Long/Short Debt Fund, Class H
Long/Short Equity Portfolio	à	Hatteras Long/Short Equity Fund, Class H
Managed Futures Strategies Portfolio	à	Hatteras Managed Futures Strategies Fund, Class H

Upon the closing of each Reorganization, the corresponding Target Portfolio subsequently would be terminated. The Reorganizations are not expected to result in the recognition of gain or loss by the applicable Target Portfolio or its shareholders for federal income tax purposes. No sales loads, commissions or other similar fees would be charged to Target Portfolio shareholders in connection with the Reorganizations.

More information about the Reorganizations, the New Management Fee, the Manager of Managers Arrangement and the Acquiring Funds is contained in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference. If the Reorganizations are not ultimately consummated, your Acquiring Fund will remain a shareholder of its corresponding Target Portfolio, and the 1.75% management fee will continue to be charged to and paid by the Target Portfolio, rather than the Acquiring Fund.

Shareholders of record of each Acquiring Fund as of the close of business on [  ], 2015, the record date (“Record Date”), are entitled to vote on the applicable New Management Fee proposal and Manager of Managers Arrangement proposal at the Special Meeting and at any adjournment or postponement thereof.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote by phone, on the internet or by mail today so that the maximum number of shares may be voted. You may revoke your proxy before it is exercised at the Special Meeting, as described in the Proxy Statement/Prospectus.

Whether or not you are planning to attend the Special Meeting, we need your vote. Your vote is important no matter how many shares you own. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies. Please vote by phone, on the internet or by mail today. Instructions on how to vote are included on the enclosed proxy card.

Thank you for taking the time to consider these important proposals and for your continuing investment.

Sincerely,

David B. Perkins
President and Trustee
Hatteras Alternative Mutual Funds Trust

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Strategies Fund

c/o Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AUGUST 13, 2015

NOTICE IS HEREBY GIVEN that a SPECIAL MEETING OF SHAREHOLDERS (the “Special Meetings”) of the Hatteras Long/Short Debt Fund, the Hatteras Long/Short Equity Fund and the Hatteras Managed Futures Strategies Fund (each a “Fund” and collectively, the “Funds”), each a series of Hatteras Alternative Mutual Funds Trust, will be held on August 13, 2015, at 11:00 a.m., Eastern time, at 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615 to consider and vote on certain proposals, described below:

Proposal 1: To approve, on behalf of the Hatteras Long/Short Debt Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 2: To approve, on behalf of the Hatteras Long/Short Equity Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 3: To approve, on behalf of the Hatteras Managed Futures Strategies Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 4: To approve, on behalf of the Hatteras Long/Short Debt Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors; and

Proposal 5: To approve, on behalf of the Hatteras Long/Short Equity Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors; and

Proposal 6: To approve, on behalf of the Hatteras Managed Futures Strategies Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors.

Shareholders of record of the Funds as of the close of business on [  ], 2015, the record date for this Special Meeting, are entitled to notice of, and to vote at, the Special Meeting and at any adjournments or postponements thereof.

By order of the Board of Trustees of the Hatteras Alternative Mutual Funds Trust,

David B. Perkins
President and Trustee
Hatteras Alternative Mutual Funds Trust
[  ], 2015

IMPORTANT — Please read the accompanying Proxy Statement. Your vote is very important to us regardless of the number of shares you hold. Shareholders who do not expect to attend the Special Meeting are requested to complete, sign and promptly return the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. In the alternative, please call the toll-free number on your proxy card to vote by telephone or go to the website shown on your proxy card to vote over the internet. Proxies may be revoked prior to the Special Meeting by giving written notice of such revocation to the Secretary of Hatteras Alternative Mutual Funds Trust prior to the Special Meeting, delivering a subsequently dated proxy card by any of the methods described above, or by voting in person at the Special Meeting.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST Hatteras Long/Short Debt Fund Hatteras Long/Short Equity Fund Hatteras Managed Futures Strategies Fund

c/o Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615

QUESTIONS AND ANSWERS

The following is a summary of more complete information appearing later in the attached Proxy Statement/Prospectus (the “Proxy Statement”) or incorporated by reference herein. You should read carefully the entire Proxy Statement, including the Agreement and Plan of Reorganization, which is attached as Appendix A, because it contains details that are not in the Questions and Answers.

YOUR VOTE IS VERY IMPORTANT!

Question: What is this document and why did you send it to me?

Answer: The attached document is (i) a proxy statement for the Hatteras Long/Short Debt Fund (the “Long/Short Debt Fund”), Hatteras Long/Short Equity Fund (the “Long/Short Equity Fund”), and Hatteras Managed Futures Strategies Fund (the “Managed Futures Fund”) (collectively, the “Acquiring Funds” or “Funds”), each a series of the Hatteras Alternative Mutual Funds Trust, a Delaware statutory trust (the “HAMFT Trust”), and (ii) a preliminary prospectus for the Class H shares of the Acquiring Funds. The purpose of the Proxy Statement is to solicit votes from shareholders of each Acquiring Fund to approve, on behalf of the applicable Fund, (a) an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Fund’s average daily net assets that reflects that the Acquiring Fund will no longer operate using a fund-of-funds structure and (b) a “manager of managers” arrangement that would grant the Advisor the same flexibility with respect to the use of sub-advisors as it currently has for the corresponding Target Portfolio (each a “Proposal”). The SEC has already granted the Acquiring Funds and the Advisor Manager of Managers exemptive relief.

Each of the Acquiring Funds currently operates using a fund-of-funds structure in which substantially all of the assets of the Acquiring Fund are invested in a corresponding series of the Underlying Funds Trust, a Delaware statutory trust (the “UFT Trust”), the series of which include, among others, the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio (collectively, the “Target Portfolios” or “Portfolios”).  The Board of Trustees of each of the HAMFT Trust and UFT Trust have approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each Target Portfolio is expected to be reorganized into its corresponding Acquiring Fund (collectively, the “Reorganizations”). The Reorganizations will result in the Acquiring Funds implementing their investment objectives by investing directly in the types of securities and other investments in which the Target Portfolios currently invest, rather than investing in the Target Portfolios using the fund-of-funds structure.

The consummation of the Reorganizations is contingent on shareholders of each Acquiring Fund approving the applicable Proposal to implement an annual management fee for the Fund. Presently, shareholders of the Acquiring Funds indirectly pay Hatteras Funds, LLC (“Hatteras Funds”), the investment advisor to each Acquiring Fund and Target Portfolio, an annual management fee of 1.75% that is assessed on the average daily net assets of the Target Portfolios as part of the fund-of-funds structure.  However, the Reorganizations will result in the Acquiring Funds making investments directly, rather than using the fund-of-funds structure. Consequently, shareholders of each Acquiring Fund are being asked to implement the 1.75% management fee on the net assets of the Acquiring Fund (the “New Management Fee”) in lieu of the fee that was previously assessed on the net assets of the Target Portfolios. The New Management Fee will not change the management fees ultimately charged to and paid by Acquiring Fund shareholders to Hatteras Funds, only the Fund directly paying the management fee.

The consummation of the Reorganizations is also contingent on shareholders of each Acquiring Fund approving the a “manager of managers” arrangement for each Acquiring Fund to provide the Advisor and the HAMFT Trust Board with the same degree of flexibility in managing each Acquiring Fund’s sub-advisors as the Advisor and the UFT Trust Board currently have in managing each Target Portfolio’s sub-advisors. The SEC has already granted the Acquiring Funds and the Advisor Manager of Managers exemptive relief. The  “manager of managers” arrangement would permit the Advisor to enter into and materially amend sub-advisory agreements with any unaffiliated sub-advisors or wholly-owned subsidiaries of the Advisor retained by the Advisor with respect to an Acquiring Fund to sub-advise all or a portion of an Acquiring Fund’s assets without obtaining shareholder approval, if the HAMFT Trust Board concludes that such arrangements would be in the best interests of the shareholders of the applicable Acquiring Fund(s) (the “Manager of Managers Arrangement”). The Target Portfolios are currently managed pursuant to a Manager of Managers Arrangement, and Acquiring Fund shareholders are being asked to continue such arrangement for the Acquiring Funds. The Manager of Managers Arrangement will not change the management fees ultimately charged to and paid by Acquiring Fund shareholders because sub-advisors are paid by the Advisor and not by each Acquiring Fund.

The Proxy Statement contains information that shareholders of each Acquiring Fund should know before voting on the applicable Proposal. The Proxy Statement should be reviewed and retained for future reference.

Approval of the New Management Fee and Manager of Managers Arrangement by the shareholders of each Acquiring Fund is needed to proceed with the Reorganizations. Therefore, a Special Meeting of shareholders of the Acquiring Funds (the “Special Meeting”) will be held on August 13, 2015 to consider the approval of the New Management Fee and Manager of Managers Arrangement. We are sending this document to you for your use in deciding whether to approve the New Management Fee and Manager of Managers Arrangement relating to the Acquiring Fund(s) in which you invest. This document includes a Notice of Special Meeting of Shareholders, the Proxy Statement and a proxy card.

Question: What is the purpose of each of the Reorganizations?

Answer: The Acquiring Funds currently operate using a fund-of-funds structure, pursuant to which substantially all of the assets of each Acquiring Fund are primarily invested in a corresponding Target Portfolio. At a meeting of the Board of each of the HAMFT Trust and UFT Trust on April 22, 2015, Hatteras Funds recommended that each Board approve the Reorganizations and the implementation of the New Management Fee and Manager of Managers Arrangement with respect to the Acquiring Funds to simplify the operating structure of the Acquiring Funds and create a more efficient and effective operating structure. If the New Management Fee and Manager of Managers Arrangement is approved for each Acquiring Fund and the Reorganizations are consummated, the Acquiring Funds will implement their investment objectives by investing directly in the types of securities and other investments in which the Target Portfolios currently invest, rather than using a fund-of-funds structure to invest in the Target Portfolios.

Hatteras Funds believes that the operating structure following the Reorganizations will be easier for investors to understand, easier to manage, and at least as cost effective for shareholders as the current structure. Following their consideration of Hatteras Funds’ recommendation, the Board of the HAMFT Trust approved the New Management Fee and Manager of Managers Arrangement with respect to each Acquiring Fund and each Board approved the Reorganizations, subject to approval by the shareholders of each Acquiring Fund of the New Management Fee and Manager of Managers Arrangement.

Question: How will the Reorganizations work?

Answer: Pursuant to the Plan, each Target Portfolio will transfer all of its assets to the corresponding Acquiring Fund in return for Class H shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the corresponding Target Portfolio’s liabilities. Each Target Portfolio will then distribute the shares it receives from the corresponding Acquiring Fund to shareholders of the Target Portfolio.

Shareholders of each Target Portfolio (i.e., the series of the HAMFT Trust) will become shareholders of the corresponding Acquiring Fund, and immediately after the applicable Reorganization each such shareholder will hold full and fractional Class H shares of the corresponding Acquiring Fund equal in aggregate net asset value (“NAV”) at the time of the exchange to the aggregate NAV of such shareholder’s shares of the Target Portfolio as of the closing date of the applicable Reorganization (each a “Closing Date”). Subsequently, the applicable Target Portfolio will be liquidated and terminated as a series of the UFT Trust, and, following the consummation of the Reorganizations, the UFT Trust itself will eventually be dissolved and terminated. Because each Acquiring Fund is a shareholder of its corresponding Target Portfolio, the Class H shares of the Acquiring Fund distributed by the Target Portfolio to the Acquiring Fund will effectively be cancelled upon receipt by the Acquiring Fund.

Please refer to the Proxy Statement for a detailed explanation of each Proposal. If the New Management Fee for the Acquiring Funds is approved by shareholders of each Acquiring Fund at the Special Meeting, the Reorganizations of the Target Portfolios presently are expected to take effect on or about September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Relative Value—Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Strategies Portfolio, or such other date(s) as the parties may agree. If the Reorganizations are not ultimately consummated, your Acquiring Fund will remain a shareholder of its corresponding Target Portfolio, and the 1.75% management fee will continue to be paid by the Target Portfolio, rather than the Acquiring Fund.

If the Reorganizations are consummated, each Target Portfolio shareholder would receive Class H shares of the corresponding Acquiring Fund with the same aggregate NAV as follows:

PROPOSED REORGANIZATIONS
Target Portfolios:	à	Acquiring Funds:

Underlying Funds Trust		Hatteras Alternative Mutual Funds Trust
Relative Value—Long/Short Debt Portfolio	à	Hatteras Long/Short Debt Fund, Class H
Long/Short Equity Portfolio	à	Hatteras Long/Short Equity Fund, Class H
Managed Futures Strategies Portfolio	à	Hatteras Managed Futures Strategies Fund, Class H

Question: How will the Reorganizations affect my investment?

Answer: Your investment in an Acquiring Fund following the applicable Reorganization will be materially identical to your current investment in the Acquiring Fund. Immediately following the Reorganization of each Target Portfolio, you will continue to be a shareholder of your Acquiring Fund; however, instead of your Acquiring Fund owning shares of a Target Portfolio, your Acquiring Fund will invest directly in the securities and other investments in which the Target Portfolio previously invested.

Hatteras Funds, the sub-advisors, trading advisors and portfolio managers currently primarily responsible for the day-to-day management of each Target Portfolio will continue to be responsible for the day-to-day management of the corresponding Acquiring Fund’s portfolio immediately after the applicable Reorganization.

The value of your investment in an Acquiring Fund prior to the applicable Reorganization will be the same as the value of your investment in the Acquiring Fund immediately following such Reorganization, and your interest in the Acquiring Fund will not be diluted. The Reorganizations generally are not expected to result in recognition of gain or loss by the Target Portfolios, the Acquiring Funds or their shareholders for federal income tax purposes.

Question: Why is the management fee for the Acquiring Funds changing?

Answer: As a fund-of-funds, each of the Acquiring Funds does not presently directly pay a management fee to Hatteras Funds. Rather, each of the Acquiring Funds invests substantially all of its assets in a corresponding Target Portfolio, and each Target Portfolio pays a management fee to Hatteras Funds at an annual rate of 1.75% of the average daily net assets of the Target Portfolio. Consequently, shareholders of each Acquiring Fund effectively pay a 1.75% management fee to Hatteras Funds for their investment in the corresponding Target Portfolio. Following the Reorganizations, the Target Portfolios will cease to exist and the assets previously invested in each Target Portfolio will be invested in the corresponding Acquiring Fund. As a result, Acquiring Fund shareholders are being asked to implement the 1.75% management fee currently charged by each Target Portfolio for each Acquiring Fund. The implementation of the new management fee as part of the Reorganizations will not directly result in any material increase in compensation paid by the Acquiring Funds to Hatteras Funds, except that the new management fee will be based on 100% of each Acquiring Fund’s net assets, while a small portion (typically less than 2% of net assets) of each Acquiring Fund was previously invested in cash and cash equivalents, for which no management fee was assessed, rather than shares of a Target Portfolio.

Question: Will I be charged any sales load, commission or other similar fee in connection with the Reorganizations?

Answer: No. You will not be charged any sales load, commission or other similar fee in connection with the Reorganizations.

Question: Will the Reorganizations result in any taxes for the Target Portfolios, the Acquiring Funds or their shareholders?

Answer: If the Plan is carried out, we expect that none of the Target Portfolios, the Acquiring Funds or their shareholders will recognize any gain or loss for federal income tax purposes solely as a result of the Reorganizations.  As a condition to the closing of the Reorganizations, the Target Portfolios and the Acquiring Funds will receive an opinion of counsel confirming this position. Certain tax attributes of the Target Portfolios will carry over to the corresponding Acquiring Funds. Acquiring Fund shareholders should consult their tax advisor about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Proxy Statement relates to the federal income tax consequences of the Reorganizations only.

Question: How would the Manager of Managers Arrangement benefit the Acquiring Funds?

Answer: The HAMFT Trust Board and the Advisor believe that it is in the best interests of each shareholder to provide the Advisor and the HAMFT Trust Board with increased flexibility to recommend, supervise, evaluate and change sub-advisors for the Acquiring Funds without incurring the significant delay and expense associated with obtaining prior shareholder approval. The Target Portfolios are currently managed pursuant to a Manager of Managers Arrangement, and Acquiring Fund shareholders are being asked to continue such arrangement for the Acquiring Funds.

The SEC has already granted the Acquiring Funds and the Advisor Manager of Managers exemptive relief. Without the Manager of Managers Arrangement, an Acquiring Fund would be required to call and hold a shareholder meeting before it appoints a new sub-advisor or materially amends a sub-advisory agreement. Additionally, the Acquiring Fund would have to seek shareholder approval of a new sub-advisory agreement if a sub-advisor undergoes a change of control, even if there will be no change in the persons managing the Acquiring Fund. Each time a shareholder meeting is called, the Acquiring Fund would have to create and distribute proxy materials and solicit proxy votes from the Acquiring Fund’s shareholders. This process is time-consuming and costly, and such costs would generally be borne by the Acquiring Fund, thereby reducing shareholders’ investment returns.

Question: Will the Manager of Managers Arrangement have an effect on the advisory fees paid by the Acquiring Funds or the quality of the advisory services they receive?

Answer: No. The Manager of Managers Arrangement does not affect the amount of investment advisory fees paid by the Acquiring Funds. When entering into and amending sub-advisory agreements, the Advisor will negotiate fees paid to the sub-advisors for their services. The sub-advisory fees are paid out of the applicable Acquiring Fund’s investment advisory fee. The fees paid by the Acquiring Funds are considered by the HAMFT Trust Board in approving and renewing advisory and sub-advisory agreements.

Under the Manager of Managers Arrangement, shareholder approval will continue to be required in the event of any proposed increase in the investment advisory fee paid by an Acquiring Fund. Further, whether or not shareholders approve the Manager of Managers Arrangement, the Advisor will continue to be required to provide the same level of investment advisory services to the Acquiring Funds as it currently provides to them.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum is present and sufficient votes are obtained at the Special Meeting so that the proposals to approve the New Management Fee for each Acquiring Fund can be acted upon. Your immediate response on the enclosed proxy card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: How does the HAMFT Trust’s Board recommend that I vote?

Answer: After careful consideration and upon the recommendation of Hatteras Funds, the HAMFT Trust Board recommends that shareholders vote “FOR” each Proposal.

Question: Who is paying for expenses related to the Special Meeting and the Reorganizations?

Answer: Hatteras Funds will pay all direct costs relating to the Reorganizations, including the costs relating to the Special Meeting and the Proxy Statement. No Target Portfolio or Acquiring Fund will incur any expenses in connection with the Reorganizations.

Question: What will happen if the New Management Fee or Manager of Managers Arrangement are not approved by Acquiring Fund shareholders?

Answer: If shareholders of each Acquiring Fund do not approve the New Management Fee and Manager of Managers Arrangement, the Target Portfolios may not be reorganized into their corresponding Acquiring Funds and would remain as series of UFT Trust. The consummation of each Reorganization is subject to the implementation of the New Management Fee and Manager of Managers Arrangement for the applicable Acquiring Fund.

Question: How do I vote or authorize a proxy to vote my shares?

Answer: You can authorize a proxy to vote your shares by mail, telephone or Internet by following the instructions on the enclosed proxy card. We encourage you to authorize a proxy to vote by telephone or via the Internet. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. You may also vote your shares in person at the Special Meeting.

Question: Who do I call if I have questions?

Answer: If you have any questions about the proposal or the proxy card, please do not hesitate to call [  ].

PROXY STATEMENT/PROSPECTUS

[  ], 2015

FOR THE REORGANIZATIONS OF

Relative Value—Long/Short Debt Portfolio
Long/Short Equity Portfolio
Managed Futures Strategies Portfolio
(each a series of Underlying Funds Trust)

INTO

Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Strategies Fund
(each a series of Hatteras Alternative Mutual Funds Trust)

c/o Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
1-[  ]

This Proxy Statement/Prospectus (the “Proxy Statement”) is being sent to you in connection with the approval by the Board of Trustees (the “Board”) of each of the Underlying Funds Trust (the “UFT Trust”) and the Hatteras Alternative Mutual Funds Trust (the “HAMFT Trust” and together, the “Trusts”), each a Delaware statutory trust, of an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, each of the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio, each a series of the UFT Trust (collectively, the “Target Portfolios” or the “Portfolios”), would be reorganized (collectively, the “Reorganizations”) into the corresponding series of the HAMFT Trust, namely the Hatteras Long/Short Debt Fund (the “Long/Short Debt Fund”), Hatteras Long/Short Equity Fund (the “Long/Short Equity Fund”), and Hatteras Managed Futures Strategies Fund (the “Managed Futures Fund” and collectively, the “Acquiring Funds” or the “Funds”), respectively. The Reorganizations are contingent on shareholders of each Acquiring Fund approving the implementation of an annual management fee of 1.75% of the average daily net assets of the Acquiring Fund (the “New Management Fee”) and a “manager of managers” arrangement for each Acquiring Fund that would grant the Acquiring Fund and Hatteras Funds, LLC (“Hatteras Funds” or the “Advisor”), the Acquiring Funds’ investment advisor, greater flexibility with respect to the use of sub-advisers, as described below.

Consequently, this Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board of Trustees of the HAMFT Trust, for exercise at a Special Meeting of Shareholders (the “Special Meeting”) of the Acquiring Funds to be held on August 13, 2015, at 11:00 a.m., Eastern time, at 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615 to consider and vote on the following proposals (the “Proposals”):

Proposal 1:
To approve, on behalf of the Long/Short Debt Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Acquiring Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 2:
To approve, on behalf of the Long/Short Equity Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Acquiring Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 3:
To approve, on behalf of the Managed Futures Fund, an amendment to the Fund’s advisory agreement to implement an annual management fee of 1.75% of the Acquiring Fund’s average daily net assets that reflects that the Fund will no longer operate using a fund-of-funds structure; and

Proposal 4:	To approve, on behalf of the Hatteras Long/Short Debt Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors; and

Proposal 5:	To approve, on behalf of the Hatteras Long/Short Equity Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors; and

Proposal 6:	To approve, on behalf of the Hatteras Managed Futures Strategies Fund, a “manager of managers” arrangement that would grant the Advisor greater flexibility with respect to the use of sub-advisors.

Shareholders who authorize proxies may revoke them at any time before they are voted by writing to the HAMFT Trust, by attending the Special Meeting in person, by authorizing a proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions, or by submitting a later dated proxy card.

Hatteras Funds currently serves as the investment advisor to each of the Target Portfolios and certain other firms serve as sub-advisors or trading advisors to each of the Target Portfolios. Hatteras Funds also serves as the investment advisor to each of the Acquiring Funds and will continue to serve in such capacity following each of the Reorganizations. Additionally, certain of the sub-advisors and trading advisors to the Target Portfolios will serve as sub-advisors or trading advisors, as applicable, to the corresponding Acquiring Funds following each of the Reorganizations.

This Proxy Statement sets forth the basic information you should know before voting on the applicable Proposal(s). You should read it and keep it for future reference. Additional information is set forth in the Statement of Additional Information (the “SAI”) dated [  ], 2015 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Proxy Statement:

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The Prospectus and Statement of Additional Information for the Target Portfolios dated April 30, 2015, are incorporated by reference to Amendment No. 25 to the UFT Trust’s Registration Statement on Form N-1A (File No. 811-21895), filed with the SEC on April 30, 2015.

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The audited financial statements of the Target Portfolios dated December 31, 2014, are incorporated by reference to the Annual Report of the Target Portfolios for the fiscal year ended December 31, 2014, filed on Form N-CSR (File No. 811-21895) with the SEC on March 11, 2015.

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The audited financial statements of the Acquiring Funds dated December 31, 2014, are incorporated by reference to the Annual Report of the Acquiring Funds for the fiscal year ended December 31, 2014, filed on Form N-CSR (File No. 811-21079) with the SEC on March 11, 2015.

Each Target Portfolio’s Prospectus and Annual Report to Shareholders, containing audited financial statements, and each Acquiring Fund’s Summary Prospectus and Annual Report to Shareholders, containing audited financial statements, have been previously delivered to shareholders.

Copies of the Proxy Statement, SAI, Summary Prospectus or Prospectus, and Annual Report to Shareholders for the most recent fiscal year for each Acquiring Fund and Target Portfolio and other information about each Target Portfolio, the HAMFT Trust, and each Acquiring Fund are available upon request and without charge by calling [ ], by writing to the Target Portfolios or Acquiring Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by visiting www.[  ].com.

This Proxy Statement will be mailed on or about July 1, 2015 to shareholders of record of each Target Portfolio (i.e., the series of the HAMFT Trust) and shareholders of record of each Acquiring Fund as of the close of business on [ ], 2015 (the “Record Date”).

The Target Portfolios and the Acquiring Funds are all subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Target Portfolio and Acquiring Fund are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Shareholder approval is required to implement the change in the management fee for each Acquiring Fund, and such approval is required to be received prior to the consummation of the Reorganizations. The Special Meeting is scheduled for August 13, 2015. Please complete and return the enclosed proxy card. If you are able to attend the Special Meeting, you may revoke your proxy and vote your shares in person at that time.

The SEC has not approved or disapproved any Acquiring Fund’s shares to be issued in the Reorganizations, nor has it passed on the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated by reference herein and, if given or made, such other information or representations must not be relied upon as having been authorized by a Target Portfolio or an Acquiring Fund.

INTRODUCTION

You are receiving this Proxy Statement/Prospectus because of your investment in the Acquiring Funds. Each of the Acquiring Funds operates using a fund-of-funds structure in which substantially all of the assets of each Acquiring Fund are invested in a corresponding Target Portfolio.

At a meeting (the “Board Meeting”) of the Board of each of the Trusts on April 22, 2015, the Advisor recommended that each Board approve the reorganization of each of the Target Portfolios into the corresponding Acquiring Fund and that the Board of HAMFT approve the implementation of the New Management Fee and Manager of Managers Arrangement for each Acquiring Fund to simplify the operating structure of the Acquiring Funds and create a more efficient and effective operating structure. If shareholders approve the New Management Fee and Manager of Managers Arrangement with respect to each Acquiring Fund and the Reorganizations are consummated, the Acquiring Funds will implement their investment objectives by investing directly in the types of securities and other investments in which the Target Portfolios currently invest, rather than using a fund-of-funds structure to invest in the Target Portfolios.

The Advisor believes that the operating structure following the Reorganizations will be easier for investors to understand, easier to manage, and at least as cost effective for shareholders as the current structure. Following their consideration of the Advisor’s recommendation, the Board of the HAMFT Trust approved the New Management Fee and Manager of Managers Arrangement for each Acquiring Fund and the Board of each of the Trusts approved the Reorganizations, subject to approval of the New Management Fee and Manager of Managers Arrangement by each Acquiring Fund’s shareholders.

Following the Reorganizations, the Advisor will continue to be the investment advisor to the Acquiring Funds, and certain of the sub-advisors and trading advisors (each described below) of the Target Portfolios will become sub-advisors and trading advisors of the applicable Acquiring Funds. To facilitate the efficient supervision and management of the sub-advisors and trading advisors by the Advisor and the applicable Board, the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the applicable Board but without shareholder approval, to hire new sub-advisors and trading advisors, change the terms of particular agreements with sub-advisors and trading advisors or continue the employment of existing sub-advisors and trading advisors after events that would otherwise cause an automatic termination of a sub-advisory or trading agreement. Within 60 days of retaining a new sub-advisor or trading advisor, shareholders will receive notification of the change. Consequently, Acquiring Fund shareholders are not being asked to approve new sub-advisory or trading agreements with the sub-advisors and trading advisors to the Target Portfolios.

If the New Management Fee and Manager of Managers Arrangement is approved by shareholders of each Acquiring Fund, the Reorganizations of the Target Portfolios presently are expected to take effect on or about September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Relative Value—Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Strategies Portfolio, or such other date as the parties may agree.

The closing of each Reorganization is conditioned upon the receipt by the Trusts of an opinion from tax counsel to the HAMFT Trust that each Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If a Reorganization so qualifies, shareholders generally will not recognize any gain or loss for federal income tax purposes on the exchange of Target Portfolio shares for Acquiring Fund shares in that Reorganization. For information on the tax consequences of the Reorganizations, see the section entitled “The Reorganizations – Federal Income Tax Consequences” in this Proxy Statement. Furthermore, Hatteras Funds will pay all costs relating to each Reorganization, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.  No Target Portfolio or Acquiring Fund will incur any expenses in connection with the Reorganizations. Hatteras Funds also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

At the Board Meeting, the Board of each of the Trusts, including a majority of those trustees who are not “interested persons” of each of the Trusts as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered the proposed Reorganizations and, based in part on the recommendation of Hatteras Funds, determined that the Reorganizations are in the best interests of the Target Portfolios and Acquiring Funds and that the interests of the Target Portfolios’ and Acquiring Funds’ shareholders would not be diluted as a result of the Reorganizations. Therefore, each Board approved the Reorganizations subject to the approval of the New Management Fee and Manager of Managers Arrangement by the shareholders of each Acquiring Fund. At the Board Meeting, the Board of the HAMFT Trust also considered the proposed implementation of the New Management Fee and Manager of Managers Arrangement for the Acquiring Funds to reflect that, following the Reorganizations, the Acquiring Funds will no longer operate using a fund-of-funds structure, and determined that the implementation of such management fee and a Manager of Managers Arrangement would be in the best interests of the shareholders of the Acquiring Funds.

The HAMFT Board has fixed the close of business on the Record Date as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof. In considering whether to approve each Proposal, you should review the information in this Proxy Statement that relates to the Proposal and the Reorganizations generally.

PROPOSALS 1 THROUGH 3: THE NEW MANAGEMENT FEE

PROPOSAL 1:
TO APPROVE, ON BEHALF OF THE LONG/SHORT DEBT FUND, AN AMENDMENT TO THE FUND’S ADVISORY AGREEMENT TO IMPLEMENT AN ANNUAL MANAGEMENT FEE OF 1.75% OF THE FUND’S AVERAGE DAILY NET ASSETS THAT REFLECTS THAT THE FUND WILL NO LONGER OPERATE USING A FUND-OF-FUNDS STRUCTURE

PROPOSAL 2:
TO APPROVE, ON BEHALF OF THE LONG/SHORT EQUITY FUND, AN AMENDMENT TO THE FUND’S ADVISORY AGREEMENT TO IMPLEMENT AN ANNUAL MANAGEMENT FEE OF 1.75% OF THE FUND’S AVERAGE DAILY NET ASSETS THAT REFLECTS THAT THE FUND WILL NO LONGER OPERATE USING A FUND-OF-FUNDS STRUCTURE

PROPOSAL 3:
TO APPROVE, ON BEHALF OF THE MANAGED FUTURES FUND, AN AMENDMENT TO THE FUND’S ADVISORY AGREEMENT TO IMPLEMENT AN ANNUAL MANAGEMENT FEE OF 1.75% OF THE FUND’S AVERAGE DAILY NET ASSETS THAT REFLECTS THAT THE FUND WILL NO LONGER OPERATE USING A FUND-OF-FUNDS STRUCTURE

The Board of the HAMFT Trust recommends that shareholders vote FOR the amendment to each Acquiring Fund’s advisory agreement to impose a management fee to reflect that the Acquiring Funds will no longer operate using a fund-of-funds structure.

Summary. At the Special Meeting, shareholders of the Acquiring Funds will be asked to approve an amendment to each Acquiring Fund’s advisory agreement that would implement the New Management Fee described in the following paragraph.

As a fund-of-funds, each of the Acquiring Funds does not presently pay a management fee to the Advisor. Rather, each of the Target Portfolios pays a management fee to the Advisor at an annual rate of 1.75% of the average daily net assets of the Target Portfolio. Consequently, shareholders of the Acquiring Funds effectively pay a 1.75% management fee to the Advisor for their investment in the Target Portfolios. Following the Reorganizations described below, the Target Portfolios will cease to exist and the assets previously invested in each Target Portfolio will be invested in the corresponding Acquiring Fund. As a result, Acquiring Fund shareholders are being asked to implement the 1.75% management fee currently charged by each Target Portfolio for each Acquiring Fund. The implementation of the New Management Fee as part of the Reorganizations will not directly result in any material increase in compensation paid by the Acquiring Funds to the Advisor, except that the New Management Fee will be based on 100% of each Acquiring Fund’s net assets, while a small portion (typically less than 2% of net assets) of each Acquiring Fund was previously invested in cash and cash equivalents (rather than shares of a Target Portfolio) for which no management fee was assessed.

If Acquiring Fund shareholders do not approve their respective Proposal 1 through 3, the New Management Fee will not be implemented and the Reorganizations will not be consummated. The Board of each of the Trusts may re-solicit proxies, and may consider alternatives to the Reorganizations and New Management Fee as they deem appropriate and in the best interests of the Target Portfolios and Acquiring Funds, including the possible liquidation of the Target Portfolios.

No other changes to the terms of the Investment Advisory Agreement between the Advisor and the HAMFT Trust (the “HAMFT Advisory Agreement”) are being proposed as part of Proposals 1 through 3. A description of the HAMFT Advisory Agreement can be found below under the section entitled “The Reorganizations—Additional Information About the Funds—Investment Advisory Arrangements.”

Compensation to the Advisor. Set forth below is (i) the aggregate compensation paid to the Advisor and the sub-advisors and trading advisors, expressed in dollars and as a percentage of net assets of the HAMFT Trust and each Acquiring Fund, during the fiscal year ended December 31, 2014, and (ii) the estimated annualized compensation to be paid to the Advisor and the sub-advisors and trading advisors, expressed in dollars and as a percentage of net assets of the HAMFT Trust and each Acquiring Fund, for the fiscal year ending December 31, 2015:

	Aggregate Dollar Amount	As a Percentage of Average Net Assets of the HAMFT Trust	As a Percentage of Average Net Assets of the Long/Short Equity Fund	As a Percentage of Average Net Assets of the Long/Short Debt Fund	As a Percentage of Average Net Assets of the Managed Futures Fund
Fiscal Year Ended December 31, 2014	$30,893,428	2.00%	1.98%	2.00%	1.97%
Fiscal Year Ending December 31, 2015	$25,778,247	1.99%	1.99%	1.97%	1.94%

The Advisor has contractually agreed to waive its operating services fees and/or pay expenses of the Acquiring Funds to ensure that the Funds’ Net Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table below through at least June 30, 2016. The term of each Acquiring Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the HAMFT Board. Any waiver in operating services fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by an Acquiring Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses. No changes to the expense limitations are being proposed.

	Class A	Class C	Institutional Class
Long/Short Equity Fund	2.99%	n/a	2.49%
Long/Short Debt Fund	2.99%	3.74%	2.49%
Managed Futures Fund	2.99%	n/a	2.49%

The following tables present the fees paid to the Advisor by the Target Portfolios and Acquiring Funds over the specified years ended December 31:

Long/Short Equity Fund	2014	2013	2012
Advisory Agreement	$0	$0	$0
Services Agreement	$206,129	$148,591	$478,548
Distribution Plan (Class A shares only)	$7,300	$4,340	$7,091

Long/Short Debt Fund	2014	2013	2012
Advisory Agreement	$0	$0	$0
Services Agreement	$3,706,233	$948,098	$279,906
Distribution Plan (Class A shares only)	$279,796	$86,798	$21,169
Distribution Plan (Class C shares only)	$209,708	$1,421*	N/A
*For the period October 1, 2013 through December 31, 2013.

Managed Futures Fund	2014	2013	2012*
Advisory Agreement	$0	$0	$0
Services Agreement	$2,626	$3,324	$273
Distribution Plan (Class A shares only)	$27	$43	$6
*For the period of September 27, 2012 through December 31, 2012.

Long/Short Equity Portfolio	2014	2013	2012
Advisory Agreement	$6,458,506	$4,467,788	$4,385,596
Services Agreement	$922,644	$638,255	$626,514

Relative Value—Long/Short Debt Portfolio	2014	2013	2012
Advisory Agreement	$13,479,580	$5,125,048	$3,048,818
Services Agreement	$1,925,795	$732,150	$435,515

Managed Futures Strategies Portfolio	2014	2013	2012
Advisory Agreement	$995,090	$1,093,283	$904,857
Services Agreement	$142,156	$156,184	$129,266

The HAMFT Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Trust’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds. The HAFMT Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Board or by the Advisor, or by holders of a majority of the Funds’ outstanding shares. The HAMFT Advisory Agreement shall terminate automatically in the event of its assignment.

There were no brokerage commissions paid by the Acquiring Funds or Target Portfolios to affiliated brokers of the Advisor for the fiscal year ended December 31, 2014.

About the Advisor. The following table sets forth the name, position and principal occupation of each chief executive officer and each director of the Advisor. Each individual’s address is 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615.

Name	Principal Occupation with Advisor
David B. Perkins	Chief Executive Officer
Robert L. Worthington	President
J. Michael Fields	Chief Operating Officer
R. Lance Baker	Chief Financial Officer
Andrew P. Chica	Chief Compliance Officer

BOARD APPROVAL AND RECOMMENDATION OF THE CHANGE IN MANAGEMENT FEE

The proposed amendment to each Acquiring Fund’s advisory agreement was presented to the Board of the HAMFT Trust for consideration at a meeting held on April 22, 2015.  At the meeting, representatives of the Advisor provided, and the Board reviewed, detailed information about the Advisor in connection with the proposed amendment.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that approval of the proposed amendment to each Acquiring Fund’s advisory agreement would be in the best interests of each Acquiring Fund and its shareholders.

In the course of their review, the Independent Trustees considered their legal responsibilities with regard to all factors deemed to be relevant to the Funds, including, but not limited to the following: (1) the quality of services to be provided to the Funds; (2) the performance of the Funds; (3) the Funds’ advisory fees and overall expenses; (4) the fact that the Reorganizations are not expected to affect the manner in which the Funds are advised; (5) the fact that the current portfolio management team will continue to manage the Funds; and (6) other factors deemed relevant.

The Independent Trustees also evaluated the amendment to each Fund’s Advisory Agreement in light of information they had requested and received from the Advisor prior to the meeting and that they had discussed at a meeting held on April 16, 2015. The Trustees reviewed these materials with management of the Advisor and legal counsel to the Funds, the Advisor, and the Independent Trustees. The Independent Trustees also discussed the Advisory Agreement in an executive session held on April 22, 2015, at which no representatives of the Advisor were present. The Trustees considered whether the amendment to each Advisory Agreement would be in the best interests of the Funds and their shareholders and the overall fairness of the amendment to each Advisory Agreement. Among other things, the Trustees reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the Funds’ investment performance; (3) the cost of the services provided and the profits realized by the Advisor and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale will be realized as the Funds grow and the extent to which fee levels reflect such economies of scale, if any, for the benefit of shareholders; and (5) ancillary benefits and other factors. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Funds. The Board considered information it believed necessary to assess the stability of the Advisor as a result of the Reorganizations and to assess the nature and quality of services to be provided to the Funds by the Advisor following the Reorganizations.

Investment Performance of the Funds. The Board considered the investment experience of the Advisor, including the performance of the Funds, given that the Reorganizations are not expected to affect the manner in which the Funds are advised and that the current portfolio management team will continue to manage the Funds.

Costs of Services Provided and Profits Realized by the Advisor. In connection with the Trustees’ consideration of the level of the advisory fees, the Trustees considered a number of factors. The Board’s analysis of the Funds’ advisory fees and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Funds compared to a peer group. The Trustees also considered the fact that the Advisor will be entering into an Operating Services Agreement with the Trust, through which the Advisor will receive additional compensation for providing services to the Trust.

Economies of Scale and Fee Levels Reflecting Those Economies. The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds’ assets grow, and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds.

Other Benefits. In addition to the above factors, the Trustees also discussed other benefits received by the Advisor from its management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market its advisory services for similar products in the future.

After consideration, the Board, including a majority of the Independent Trustees, concluded that approval of the amendment to each Fund’s Advisory Agreement would be in the best interests of each Fund and its shareholders.

Shareholder Information. As of the Record Date, the trustees and officers of the Acquiring Funds as a group owned less than 1% of the outstanding voting securities of each of the Acquiring Funds. As of the Record Date, each Acquiring Fund’s shareholders of record and/or beneficial owners (to the HAMFT Trust’s knowledge) who owned 5% or more of an Acquiring Fund’s shares are set forth in Appendix D to this Proxy Statement.

Based on all of the foregoing, the Board of the HAMFT Trust recommends that shareholders vote FOR the change to each Acquiring Fund’s management fee.

PROPOSALS 4 THROUGH 6: THE MANAGER OF MANAGERS ARRANGEMENT

PROPOSAL 4:	TO APPROVE, ON BEHALF OF THE LONG/SHORT DEBT FUND, A “MANAGER OF MANAGERS” ARRANGEMENT THAT WOULD GRANT THE ADVISOR GREATER FLEXIBILITY WITH RESPECT TO THE USE OF SUB-ADVISORS

PROPOSAL 5:	TO APPROVE, ON BEHALF OF THE LONG/SHORT EQUITY FUND, A “MANAGER OF MANAGERS” ARRANGEMENT THAT WOULD GRANT THE ADVISOR GREATER FLEXIBILITY WITH RESPECT TO THE USE OF SUB-ADVISORS

PROPOSAL 6:	TO APPROVE, ON BEHALF OF THE MANAGED FUTURES FUND, A “MANAGER OF MANAGERS” ARRANGEMENT THAT WOULD GRANT THE ADVISOR GREATER FLEXIBILITY WITH RESPECT TO THE USE OF SUB-ADVISORS

The Board of the HAMFT Trust recommends that shareholders vote FOR approval of a “manager of managers” arrangement for each Acquiring Fund.

Background. Acquiring Fund shareholders are being asked to approve a “manager of managers” arrangement for each Acquiring Fund that would permit the Advisor to enter into, and materially amend, sub-advisory agreements with any (i) unaffiliated sub-advisors or (ii) direct or indirect wholly-owned subsidiaries (as defined in the 1940 Act) of the Advisor retained by the Advisor to manage all or a portion of an Acquiring Fund’s assets without obtaining shareholder approval, if the HAMFT Trust Board concludes that such arrangements would be in the best interests of the shareholders of the Acquiring Fund. The Target Portfolios currently operate under a Manager of Managers Arrangement, and consequently, Acquiring Fund shareholders are being asked to continue the use of such an arrangement for the Acquiring Funds. As used in this Proxy Statement, the term “sub-advisor” includes (i) unaffiliated sub-advisors for any of the Acquiring Funds, (ii) trading advisors for the Managed Futures Fund who are registered as commodity trading advisors and may not be subject to registration as investment advisers, and (iii) direct or indirect wholly-owned subsidiaries of the Advisor that are retained as a sub-advisor for any of the Acquiring Funds.

The HAMFT Trust Board, including the Independent Trustees, has approved the use of a Manager of Managers Arrangement by each Acquiring Fund, and any such arrangement utilized by an Acquiring Fund would be subject to Board oversight and conditions imposed by the SEC in either a rule or an exemptive order, including the requirement that any sub-advisory agreement or material change to such agreement be approved by the Board (including a majority of the Independent Trustees).

If shareholders of each Acquiring Fund approve the Manager of Managers Arrangement, the Acquiring Funds would be able to implement a Manager of Managers Arrangement. The SEC has already granted the Acquiring Funds and the Advisor Manager of Managers exemptive relief.  If shareholders of each Acquiring Fund approve the Manager of Managers Arrangement, no further shareholder vote would be required either to approve a sub-advisory agreement or materially amend any such sub-advisory agreement, subject to the conditions in the exemptive order, as applicable, including approval of any such agreement or material change to such agreement by the HAMFT Trust Board (including a majority of the Independent Trustees).  In view of the fact that the Manager of Managers exemptive order requires that shareholders of the Acquiring Funds approve the Manager of Managers Arrangement prior to reliance on the exemptive order, the HAMFT Trust Board has determined to ask Acquiring Fund shareholders to approve the Manager of Managers Arrangement for the Acquiring Funds in conjunction with the solicitation of the New Management Fee and the consummation of the Reorganizations discussed in this Proxy Statement.

Benefit to the Acquiring Funds

Based on the recommendation of the Advisor, the HAMFT Trust Board believes that it is in the best interests of each shareholder to provide the Advisor and the HAMFT Trust Board with increased flexibility to recommend, supervise, evaluate and change sub-advisors without incurring the significant delay and expense associated with obtaining prior shareholder approval.

Without the approval of the Manager of Managers Arrangement, an Acquiring Fund would be required to call and hold a shareholder meeting of the Acquiring Fund before it appoints a sub-advisor or materially amends a sub-advisory agreement.  Additionally, an Acquiring Fund would have to seek shareholder approval of a new sub-advisory agreement if a sub-advisor undergoes a change of control, even if there will be no change in the persons managing the Acquiring Fund.  Each time a shareholder meeting is called, the applicable Acquiring Fund must create and distribute proxy materials and solicit proxy votes from the Acquiring Fund’s shareholders.  This process is time-consuming and costly, and such costs would generally be borne by the Acquiring Fund, thereby reducing shareholders’ investment returns.  It is anticipated that a Manager of Managers Arrangement will permit the Acquiring Funds to operate more efficiently and cost-effectively.

If shareholders of each Acquiring Fund approve the Manager of Managers Arrangement, the HAMFT Trust Board will oversee the selection and engagement of sub-advisors for the Acquiring Funds.  Further, the HAMFT Trust Board, including a majority of the Independent Trustees, will evaluate and consider for approval all new sub-advisory agreements.  Finally, under the 1940 Act, the HAMFT Trust Board, including a majority of the Independent Trustees, will be required to review and consider any sub-advisory agreement for renewal annually, following an initial two year period.  Prior to entering into, renewing or amending a sub-advisory agreement, the Advisor and the relevant sub-advisor will have a legal duty to provide the HAMFT Trust Board with information on factors pertinent to the HAMFT Trust Board’s decision regarding those advisory arrangements.

If shareholders of the Acquiring Funds do not approve the Manager of Managers Arrangement, the Acquiring Funds would be required to solicit shareholder approval of new or materially amended sub-advisory agreements or further solicit Acquiring Fund shareholders’ approval of the Manager of Managers Arrangement.

Effect on Fees and Quality of Advisory Services

Approval of the Manager of Managers Arrangement does not affect the amount of investment advisory fees paid by the Acquiring Funds to the Advisor.  When entering into and amending sub-advisory agreements, the Advisor will negotiate fees paid to the sub-advisors for their services.  The sub-advisory fees are paid out of the applicable Acquiring Fund’s investment advisory fee.  The fees paid to the Advisor by the Acquiring Funds will be considered by the HAMFT Trust Board in approving and renewing advisory and sub-advisory agreements.

Even if the Manager of Managers Arrangement is approved for the Acquiring Funds, shareholder approval will continue to be required in the event of any proposed increase in the investment advisory fee paid by an Acquiring Fund to the Advisor are increased.  Further, whether or not shareholders approve the Manager of Managers Arrangement, the Advisor will continue to be required to provide the same level of management and administrative services to the Acquiring Funds as it currently provides to the Acquiring Funds and Target Portfolios.

Conditions for Establishing a Manager of Managers Arrangement

Currently, the only means for establishing a Manager of Managers Arrangement is by filing an application with the SEC requesting an exemptive order that would provide relief from the provisions of Section 15(a) of the 1940 Act and Rule 18f-2 thereunder.  These provisions of the 1940 Act require that shareholders approve advisory agreements, including any sub-advisory agreements, and approve any material amendments to such agreements. The Advisor and the HAMFT Trust have requested and received Manager of Managers exemptive relief from the SEC.

If shareholders of the Acquiring Funds approve the Manager of Managers Arrangement, the Advisor and the Acquiring Funds would be authorized to (1) engage new or additional sub-advisors; (2) enter into and modify existing sub-advisory agreements; and (3) terminate and replace sub-advisors without obtaining further approval of the applicable Acquiring Fund’s shareholders, provided that (a) the sub-advisor is not an “affiliated person” of the Advisor (unless the sub-adviser is a wholly-owned subsidiary of the Advisor) or the Acquiring Fund, other than by reason of serving as a sub-advisor to the Acquiring Fund, and (b) the HAMFT Trust Board has approved the new or amended sub-advisory agreement.

Under the terms and conditions of the SEC exemptive order, the Advisor and the Acquiring Funds are subject to several conditions imposed by the SEC.  For example, within 90 days of the hiring of a new sub-advisor, the Acquiring Fund would be required to provide its shareholders with an information statement containing information about the sub-advisor and the sub-advisory agreement, similar to that which would have been provided in a proxy statement seeking shareholder approval of such an arrangement or change thereto.  For a complete list of the terms and conditions, please refer to Appendix E.

Based on all of the foregoing, the Board of the HAMFT Trust recommends that shareholders vote FOR approval of the Manager of Managers Arrangement for each Acquiring Fund.

VOTING INFORMATION

Record Date, Voting Rights and Vote Required. Proxies are being solicited from the shareholders of the Acquiring Funds by the Board of the HAMFT Trust for the Special Meeting to be held on August 13, 2015, at 11:00 a.m. Eastern Time at the offices of Hatteras Funds, LLC, 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615, or at such later time made necessary by adjournment. A proxy/voting instruction card is enclosed with respect to the shares you own in the Acquiring Funds. If you return a properly executed proxy/voting instruction card, the investment represented by it will be voted at the Special Meeting in accordance with the included instructions. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, “FOR” approval of the amendment to each Acquiring Fund’s Advisory Agreement to implement the New Management Fee and “FOR” approval of the Manager of Managers Arrangement for each Acquiring Fund.

The Board of the HAMFT Trust has fixed the Record Date as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments or postponements thereof. As of the Record Date, the total number of issued and outstanding shares of beneficial interest of each Target Portfolio and each class of each Acquiring Fund was as shown in the table below.

Target Portfolios
Relative Value—Long/Short Debt Portfolio	[ ]
Long/Short Equity Portfolio	[ ]
Managed Futures Strategies Portfolio	[ ]

Acquiring Funds	Class A	Class C	Institutional Class
Long/Short Debt Fund	[ ]	[ ]	[ ]
Long/Short Equity Fund	[ ]	N/A	[ ]
Managed Futures Fund	[ ]	N/A	[ ]

Shareholders of record and/or beneficial owners who own 5% or more of any class of a Target Portfolio’s shares as of the Record Date are set forth on Appendix D to this Proxy Statement.

Transaction of such other business as may properly come before the Special Meeting and any postponements or adjournments thereof may also be considered.

An Acquiring Fund shareholder is entitled to a number of votes equal to the number of shares they own as of the Record Date. The HAMFT Trust will determine as of the Record Date the number of votes that each shareholder will be entitled to cast at the Special Meeting, or at any adjournment or postponement thereof, and will maintain a list setting out the name of each shareholder and the number of votes that each shareholder will be entitled to cast at the Special Meeting, or at any adjournment or postponement thereof. If you do not expect to be present at the Special Meeting and wish to vote, please complete the enclosed proxy/voting instruction card and mail it in the enclosed reply envelope, or vote by telephone or the Internet as described on the proxy/voting instruction card.

Any shareholder giving a proxy/voting instruction card may revoke it at any time before it is exercised by submitting to the Funds a written notice of revocation, by the execution of a later-dated proxy/voting instruction card, or by attending the Special Meeting and voting in person.

The presence in person or by proxy/voting instruction card of shareholders holding a majority of the total number of votes eligible to be cast by all shareholders as of the Record Date constitutes a quorum. Votes cast by proxy/voting instruction card or in person at the Special Meeting will be counted by persons appointed by the Acquiring Funds as inspectors of election for the Special Meeting. The inspectors will count the total number of votes cast “FOR” approval of a Proposal for purposes of determining whether sufficient affirmative votes have been cast. Shares represented by proxy/voting instruction cards that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees (i) as to which instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) who do not have the discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. With respect to each Proposal, abstentions and broker non-votes have the effect of a negative vote.

If sufficient votes in favor of any of the Proposals set forth in this Proxy Statement are not received by the time scheduled for the Special Meeting, or if a quorum is not present or represented at the Special Meeting, the persons named as proxies may propose postponements or adjournments of the Special Meeting for a reasonable period or periods of time to permit further solicitation of proxy/voting instruction cards. In addition, the persons named as proxies may propose one or more postponements or adjournments if they determine such action to be advisable. Any adjournment will require the affirmative vote of a majority of the votes entitled to be cast on the question in person or by proxy/voting instruction card at the session of the Special Meeting to be adjourned. In the event of an adjournment, no additional notice is required. With respect to any Proposal, the persons named as proxies will vote in favor of adjournment those proxy/voting instruction cards at the Special Meeting that they are entitled to vote in favor of any Proposal and will vote against any such adjournment those proxy/voting instruction cards required to be voted against each of the Proposals. The Advisor will pay the costs of any additional solicitation and of any adjourned session. Any Proposal(s) for which sufficient favorable votes have been received by the time of the Special Meeting may be acted upon and considered final regardless of whether the Special Meeting is adjourned with respect to any other Proposal.

The approval of each Proposal requires the affirmative vote of “a majority of the outstanding voting securities” of the applicable Acquiring Fund, which is defined in the 1940 Act to mean the vote (i) of 67 percent or more of the shares present at the Special Meeting, if the holders of more than 50 percent of the shares of the applicable funds outstanding as of the Record Date are present or represented by proxy/voting instruction card, or (ii) of more than 50 shares of the applicable funds outstanding as of the Record Date, whichever is less.

The cost of preparing, printing and mailing the enclosed proxy/voting instruction card and this Proxy Statement, and all other costs incurred in connection with the solicitation of proxies/voting instructions, including any additional solicitation made by letter, telephone, facsimile or telegraph, will be paid by the Advisor.

THE REORGANIZATIONS

The following is a summary of more complete information appearing later in this Proxy Statement or incorporated by reference herein. You should read carefully the entire Proxy Statement, including the Plan, the form of which is attached as Appendix A, because it contains details that are not included in the summary.

As used herein, the term “Reorganizations” refers collectively to:

(1)	the transfer of all of the assets and liabilities of each of the Target Portfolios to the corresponding Acquiring Fund;

(2)	the issuance of Class H shares of beneficial interest by each of the Acquiring Funds to the corresponding Target Portfolio;

(3)
the opening of accounts by each of the Acquiring Funds for the corresponding Target Portfolio’s shareholders and the crediting of each Target Portfolio’s shareholder account, in exchange for Class H shares of the corresponding Acquiring Fund, with a number of full and fractional shares of each Acquiring Fund that are equivalent in aggregate NAV to the aggregate NAV of the shareholders’ shares in the corresponding Target Portfolio on the closing date of the Reorganization (the “Closing Date”); and

(4)	the termination of each Target Portfolio as a series of the UFT Trust.

Each of the Reorganizations is expected to be a reorganization within the meaning of Section 368(a) of the Code. For information on the tax consequences of the Reorganizations, see the section entitled “Information About the Reorganizations – Federal Income Tax Consequences” in this Proxy Statement. Each Acquiring Fund will retain its performance and financial records following the Reorganizations.

Comparison of Target Portfolios to the Acquiring Funds

Each Target Portfolio and the corresponding Acquiring Fund have identical investment objectives. Additionally, upon consummation of the Reorganizations, each Acquiring Fund will have strategies and policies substantially similar to the current strategies and policies of the corresponding Target Portfolio. The tables below compare various aspects of the Target Portfolios with those of the Acquiring Funds as they would exist immediately following the consummation of the Reorganizations.

	Relative Value—Long/Short Debt Portfolio	Long/Short Debt Fund
Net Assets as of [ ], 2015	$[ ]	$[ ] (Class H) $[ ] (Total)

Investment Advisor, Sub-Advisors and Portfolio Managers
Investment Advisor:
Hatteras Funds, LLC

Sub-Advisors:
Amundi Smith Breeden LLC
Lutetium Capital, LP
Meehan Combs, LP
MP Securitized Credit Partners, L.P.
Phoenix Investment Adviser, LLC
Raven Rock Capital, LLC
Sound Point Capital Management, L.P.

Portfolio Managers:
Michael P. Hennen, CFA (4 years of service)
Roger Tyler Powers, III, CFA (4 years of service)

Same.
Investment Objective	The Relative Value—Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.	Same (except that references to the Target Portfolio are changed to the Acquiring Fund).
Primary Investments
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are designed to allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.

The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds.” The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.

Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk.

The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the 1933 Act, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Debt-related securities primarily include, but are not limited to, derivatives linked to debt instruments, such as credit-default swaps. The Portfolio pursues its investment objective by allocating the Portfolio’s assets among sub-advisors consistent with its objective of achieving total return through current income, capital preservation and capital appreciation.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).

Relative Value—Long/Short Debt Portfolio	Long/Short Debt Fund
Principal Investment Strategies and Policies
The Advisor seeks to employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Portfolio will be invested in one or more non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated.

The major investment strategies to be employed by the Portfolio are included in the list below.

•      Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, bank loans, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments. The Relative Value—Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o      Multi-Strategy / Relative Value. The Fund may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Fund’s exposure to interest rate and other general market risks.

o     Credit Arbitrage. The Fund may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o     Fixed Income – Corporate. The Fund may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Fund’s exposure to interest rate and other general market risks.

o      Fixed Income – Sovereign. The Fund may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Fund’s exposure to interest rate and other general market risks.

o      Fixed Income and High Yield (High-Risk) Investment Strategies. The Fund may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” These strategies are intended to generate capital gains and/or income in both rising and falling interest rate environments.

Because the value of fixed-income and fixed–income related securities may be significantly affected by changes in interest rates, the Advisor also evaluates the duration of the fixed-income instruments held by the Portfolio to determine its exposure to changes in interest rates. The Advisor considers its expectations for any changes in interest rates and actively manages the Portfolio’s asset allocation to mitigate the Portfolio’s interest rate risk by favoring shorter duration instruments when the Advisor anticipates that interest rates will increase and longer duration instruments when the Advisor anticipates that interest rates will decline. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising interest rates.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).

	Long/Short Equity Portfolio	Long/Short Equity Fund
Net Assets as of [ ], 2015	$[ ]	$[ ] (Class H) $[ ] (Total)

Investment Advisor, Sub-Advisors and Portfolio Managers
Investment Advisor:
Hatteras Funds, LLC

Sub-Advisors:
Apis Capital Advisors, LLC
Blue Jay Capital Management, LLC
Boardman Bay Capital Management, LLC
Coe Capital Management, LLC
ISF Management LLC
Lorem Ipsum Management, LLC

Portfolio Managers:
Michael P. Hennen, CFA (4 years of service)
Roger Tyler Powers, III, CFA (4 years of service)

Same.
Investment Objective	The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.	Same (except that references to the Target Portfolio are changed to the Acquiring Fund).
Primary Investments
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Long/Short Equity Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).

Long/Short Equity Portfolio	Long/Short Equity Fund
Principal Investment Strategies and Policies
The Advisor seeks to employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Long/Short Equity Portfolio will be invested in one or more non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the long/short equity investment strategy to be employed by the Portfolio, including the fixed-income component of the strategy, is included below.

•      Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation. The Long/Short Equity Sub-Strategies include the following:

o      Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities—both long and short.

o      Long/Short Equity Sector Focused. Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

o      Long/Short Equity International. Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

o      Variable Biased Strategies. Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).

	Managed Futures Strategies Portfolio	Managed Futures Fund
Net Assets as of [ ], 2015	$[ ]	$[ ] (Class H) $[ ] (Total)

Investment Advisor, Trading Advisors and Portfolio Managers
Investment Advisor:
Hatteras Funds, LLC

Trading Advisors:
Centurion Investment Management, LLC
Dominion Capital Management Institutional Advisors, Inc.
Revolution Capital Management, LLC
ROW Asset Management, LLC

Portfolio Managers:
Michael P. Hennen, CFA (2 years of service)
Roger Tyler Powers, III, CFA (2 years of service)

Same.
Investment Objective
The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.
Same (except that references to the Target Portfolio are changed to the Acquiring Fund).
Primary Investments
To achieve its investment objective, the Portfolio will allocate its assets to a “managed futures” strategy, which includes as a component, a “fixed income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio. The Advisor expects that the Portfolio’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).
Principal Investment Strategies and Policies
The Advisor seeks to employ various investment strategies whose performance is not correlated with major financial market indices. The Advisor believes that the use of such strategies may mitigate losses in generally declining markets because the Portfolio will be invested in one or more non-correlated strategies. However, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. A brief description of the managed futures investment strategy to be employed by the Portfolio, including the fixed-income component of the strategy, is included below.

•      Managed Futures

o      Managed Futures – Discretionary. The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on Portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor (as defined below) to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

o      Managed Futures – Systematic. The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the Portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Same (except that references to the Target Portfolio are changed to the Acquiring Fund).

Managed Futures Strategies Portfolio	Managed Futures Fund

•      Fixed Income. The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio’s compliance policies and procedures. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”).

The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor’s managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. “Managed futures program” refers to a Trading Advisor’s particular trading strategy or strategies which contribute to the Portfolio’s overall managed futures investment strategy. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

	Target Portfolios	Acquiring Funds
Form of Organization	Diversified series of the UFT Trust, an open-end management investment company organized as a Delaware statutory trust. The UFT Trust shares the same Board of Trustees as the HAMFT Trust.	Diversified series of the HAMFT Trust, an open-end management investment company organized as a Delaware statutory trust. The HAMFT Trust shares the same Board of Trustees as the UFT Trust.
Distribution	The Target Portfolios do not have a distributor because investments in the Target Portfolios are not publicly offered or sold.
Hatteras Capital Distributors, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Acquiring Funds. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”) and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Acquiring Funds’ shares is continuous. The Distributor is an affiliate of the Advisor. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Acquiring Funds’ sub-distributor. Quasar is an affiliate of U.S. Bancorp Fund Services, LLC (“USBFS”). Quasar and USBFS are controlled by U.S. Bank National Association, the Acquiring Funds’ and Target Portfolio’s custodian.

Differences in Distribution
The Acquiring Funds use Hatteras Capital Distributors, LLC as their distributor. The Target Portfolios do not have a distributor because investments in the Target Portfolios are not publicly offered or sold.

Target Portfolios	Acquiring Funds
Purchase and Sale of Shares
Investments in the Target Portfolios are sold solely in selling agent transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities and Exchange Act of 1933 (the “1933 Act”). Investments in the Target Portfolios may be made only by regulated investment companies, unregulated foreign investment companies, U.S. and non-U.S. institutional investors, S corporations, segregated asset accounts, insurance company separate accounts and certain qualified pension and retirement plans.

You may purchase, exchange or redeem Acquiring Fund shares on any business day by written request via mail ((fund name), c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary. You may also purchase and redeem Acquiring Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Acquiring Fund shares through a financial intermediary should contact the financial intermediary directly. There are no investment minimums for Class H shares of the Acquiring Funds. Other classes of shares may be available through a separate Prospectus, which investors should read before purchasing such shares.

Differences in the Purchase and Sale of Shares	The Target Portfolios are not publicly offered or sold. Shares of the Acquiring Funds may be purchased, exchanged, or redeemed through USBFS or a financial intermediary.
Exchange Privilege
An Acquiring Fund may exchange its interest in a Target Portfolio for an interest in any other series offered by the UFT Trust. An Acquiring Fund should carefully read the Prospectus of the other series before exchanging shares into that series. Be advised that exercising the exchange privilege consists of two transactions: a withdrawal of interest in one series and the contribution of interest in another. An Acquiring Fund should request any exchange prior to market close to obtain that day’s NAV. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

An Acquiring Fund may exchange its Class H shares of another Acquiring Fund for Class H shares of any other mutual fund in the HAMFT Trust. An Acquiring Fund should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and a shareholder could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. An Acquiring Fund should request its exchange prior to market close to obtain that day’s NAV per share. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

Fundamental and Non-Fundamental Investment Restrictions
For a more complete description of each Target Portfolio’s fundamental and non-fundamental investment restrictions, see Appendix B1.

In general, each Target Portfolio has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Portfolio with respect to the following activities: (1) issuing senior securities, (2) borrowing money, (3) acting as an underwriter of securities issued by others, (4) concentrating its investments in any particular industry or group of industries, (5) purchasing or selling real estate or real estate mortgage loans, (6) lending any of its assets, (7) pledging, mortgaging or hypothecating its assets, except to secure borrowings or with respect to a securities lending program, and (8) purchasing or selling commodities or commodity contracts.

Each Target Portfolio has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Portfolio with respect to the following activities: (1) investing more than 15% of its net assets in illiquid securities, (2) selling short securities, (3) selling covered call options or investing in put options, and (4) purchasing securities of other investment companies.

For a more complete description of each Acquiring Fund’s fundamental and non-fundamental investment restrictions, see Appendix B2.

In general, each Acquiring Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) issuing senior securities, (2) borrowing money, (3) acting as an underwriter of securities issued by others, (4) concentrating its investments in any particular industry or group of industries, (5) purchasing or selling real estate or real estate mortgage loans, (6) lending any of its assets, (7) pledging, mortgaging or hypothecating its assets, except to secure borrowings or with respect to a securities lending program, and (8) purchasing or selling commodities or commodity contracts.

Each Acquiring Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing more than 15% of its net assets in illiquid securities, (2) selling short securities, (3) selling covered call options or investing in put options, and (4) purchasing securities of other investment companies.

Comparison of Principal Risks

A summary of the principal risks of investing in the Target Portfolios and Acquiring Funds is set forth below. References to the “Fund” apply equally to each Acquiring Fund (unless otherwise noted) and each Target Portfolio (unless otherwise noted), as the principal risks of each Target Portfolio and the corresponding Acquiring Fund are the same.

Losing all or a portion of your investment is a risk of investing in the Acquiring Funds and Target Portfolios. The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks: The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although the Fund uses hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and the Fund may use long only or short only strategies from time to time. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks (all except Managed Futures Strategies Portfolio and Managed Futures Fund): The principal risk associated with the Fund’s arbitrage investment strategy is that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

•
Bank Loan Risk (Relative Value—Long/Short Debt Portfolio and Long/Short Debt Fund only): The Fund may invest in secured and unsecured participations in bank loans and assignments of such loans. Such investments may create substantial risk. Bank loans are made by banks or other financial intermediaries to borrowers, and consequently, bank loans are subject to the credit-quality risk of both the borrower and the lender that is selling a participation in a bank loan.

•
Derivative Securities Risks: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
ETN Risk (Managed Futures Strategies Portfolio and Managed Futures Fund): ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
Fixed Income Securities Risk (all except Long/Short Equity Portfolio and Long/Short Equity Fund): Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Foreign Securities Risks (all except Managed Futures Strategies Portfolio and Managed Futures Fund): The Fund may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Hedging Risks (all except Managed Futures Strategies Portfolio and Managed Futures Fund): The Fund may engage in various hedging practices, including by using short sales and put and call options, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

•
High Portfolio Turnover Rate Risk (Managed Futures Strategies Portfolio and Managed Futures Fund only): The Fund’s investment strategy may result in high turnover rates. In addition, the Fund’s portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both. A high portfolio turnover rate may increase the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
High-Yield Securities Risk (Relative Value—Long/Short Debt Portfolio and Long/Short Debt Fund only): Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer. Such securities may have speculative characteristics.

•
Illiquid Securities Risk (all except Managed Futures Strategies Portfolio and Managed Futures Fund): Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Industry Concentration Risks (Managed Futures Strategies Portfolio and Managed Futures Fund only): The Fund concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Fund were diversified across different sectors and markets. The Fund may also have significant exposure to instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

•
Managed Futures Strategy/Commodities Risks (Managed Futures Strategies Portfolio and Managed Futures Fund only): Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Additionally, the Fund has not requested or received a private letter ruling from the Internal Revenue Service (“IRS”) to the effect that subpart F income derived by the Fund from its investment in the subsidiary will constitute qualifying income for the Fund under Internal Revenue Code section 851(b)(2). The IRS has granted private letter rulings to 43 regulated investment companies utilizing similar structures. However, in late July 2011, the IRS indicated that the granting of these private letter rulings is currently suspended pending the issuance of further guidance on the subject by the IRS. Private letter rulings are binding on the IRS only with respect to the particular taxpayers who obtained the rulings. Therefore, the Fund is relying instead upon an opinion of counsel that subpart F income derived by the Fund from its investment in the subsidiary should constitute qualifying income for the Fund under Internal Revenue Code section 851(b)(2). If the IRS ultimately changes its position regarding the treatment of such income, the Fund will likely need to significantly change its investment strategies, which could adversely affect the Fund. The Fund will assess available options if and when such occasion arises.

•
Options and Futures Risks: The Fund may invest in options and futures contracts. The Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions.

•
Privately Negotiated Options Risks: The Fund intends to invest in privately negotiated options. Each privately negotiated option will be based on an asset or a basket of securities selected by the Fund. The counterparty to each privately negotiated option will typically be a financial institution (or an affiliate of a financial institution) that is experienced in the field of alternative investments. Upon expiration or termination of a privately negotiated option, the Fund will be entitled to a cash payment from the counterparty if the value of the asset or basket at that time is favorable to the Fund in comparison to the exercise price for the privately negotiated option. As with more traditional options, privately negotiated options will allow for the use of economic leverage. Although the Fund will not be exposed to risk of loss in excess of its payment for a privately negotiated option, the Fund may incur losses that are magnified by the use of leverage and the payment of fees to the counterparty. The Fund will also be exposed to the risk that the counterparty is unable to pay the settlement price upon the termination or expiration of a privately negotiated option.

•
Sector Focus Risks (Managed Futures Strategies Portfolio and Managed Futures Fund only): The Fund, through its investment in the Subsidiary, focuses its investments in the commodity futures markets, which have historically experienced substantial price volatility. The Fund, through its investment in the Subsidiary, may also have substantial exposure to financial services sectors.  These sector focuses subject the Fund to greater risk of loss as a result of adverse economic, business or other developments affecting these sectors, than if the Subsidiary’s investments were diversified across different sectors and markets.

•
Shares of Other Investment Companies Risks: The Fund may invest in or sell short shares of other investment companies, including ETFs as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the other investment companies. You will indirectly bear fees and expenses charged by the other investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Smaller Capitalization Risks (all except Managed Futures Strategies Portfolio and Managed Futures Fund): The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Fund may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Fund bears the risk that the counter-party that entered into a swap agreement will be unable or unwilling to perform its obligations under the swap agreement.

•
Tax Risks (Managed Futures Strategies Portfolio and Managed Futures Fund only): The Fund intends to achieve exposure to the commodity and financial futures markets primarily by investing in the Subsidiary, which, in turn, will invest in the Trading Accounts. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Code. Income derived from direct investments in commodities is not qualifying income. The Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives are not qualifying income for purposes of the 90% gross income test. However, the IRS has indicated in a subsequent revenue ruling that income from certain alternative investment instruments (such as certain structured notes) with exposure to commodities may constitute qualifying income for these purposes. The IRS has also issued private letter rulings to certain regulated investment companies holding that income from (i) certain commodity index-linked notes and (ii) investments in wholly-owned subsidiaries similar to the Subsidiary is qualifying income for purposes of the 90% gross income test. However, each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. The Fund has not received and does not intend to seek such a ruling from the IRS. Rather, the Fund intends to take the position that income from the Fund’s investment in commodity index-linked notes and in the Subsidiary will constitute qualifying income for these purposes and the Fund has obtained a legal opinion in support of this position.  However, this tax treatment is not entirely clear. The tax treatment of the Fund’s investment in commodity linked notes or in the Subsidiary could also be adversely affected by future legislation, Treasury regulations or guidance issued by the IRS.

Comparison of Fees and Expenses. The following summary shows the current fees and expenses for each Target Portfolio, which are the same as the pro forma fees and expenses for the Class H shares of each corresponding Acquiring Fund (based on the fiscal year ended December 31, 2014) assuming the Reorganization had occurred on December 31, 2013. If the Reorganizations are consummated, holders of shares of each Target Portfolio will receive Class H shares of the corresponding Acquiring Fund. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Target Portfolios or the Class H shares of the Acquiring Funds.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Relative Value— Long/Short Debt Portfolio		Long/Short Equity Portfolio		Managed Futures Strategies Portfolio

Management Fees		1.75%		1.75%		1.75%
Distribution and Service (Rule 12b-1) Fees		None		None		None
Other Expenses		0.71%		1.24%		0.54%
Operating Services Fee	0.25%		0.25%		0.25%
Interest Expenses and Dividends on Short Positions of Underlying Investments	0.46%		0.99%		0.29%
Total Annual Fund Operating Expenses		2.46%		2.99%		2.29%

Comparison of Operating Expenses. The Advisor has entered into an Operating Services Agreement (the “Services Agreement”) with each Target Portfolio and each Acquiring Fund to provide virtually all day-to-day services to the Target Portfolios and Acquiring Funds. Each Target Portfolio and each Acquiring Fund’s Class H shares pays the Advisor an annual operating services fee of 0.25% of such Target Portfolio’s or Acquiring Fund’s Class H’s average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement with respect to each Target Portfolio, the proposed management fee (described further below) for each Acquiring Fund, and the Services Agreement (the “Agreements”) is to place a cap or ceiling on each Target Portfolio’s and each Acquiring Fund’s Class H’s ordinary annual operating expenses at 2.00% of the average daily net assets, excluding any direct or indirect use of leverage, of such Target Portfolio or Acquiring Fund’s Class H, excluding brokerage commissions and portfolio trading transfer tax, interest on borrowings, dividends paid on short sales, taxes, litigation and other extraordinary expenses.

Example of Effect on Fund Expenses. The Example is intended to help you understand the costs of investing in each Target Portfolio and the Class H shares of the corresponding Acquiring Fund, which, assuming the Reorganizations have been completed, are the same. The Example assumes that you invest $10,000 in the Target Portfolio or Class H shares of the corresponding Acquiring Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Relative Value—Long/Short Debt Portfolio	$249	$767	$1,311	$2,796
Long/Short Equity Portfolio	$302	$924	$1,572	$3,308
Managed Futures Strategies Portfolio	$232	$715	$1,225	$2,626

Performance Information. The following performance information indicates some of the risks of investing in the each Target Portfolio and the corresponding Acquiring Fund. Prior to the Reorganizations, each Acquiring Fund operated as a fund-of-funds, investing primarily in a portfolio of one or more affiliated investment companies. The performance shown reflects the performance of the Institutional Class shares of each Acquiring Fund (offered through a separate Prospectus) when it operated as a fund-of-funds. Institutional Class shares of each Acquiring Fund are subject to an Operating Services Fee of 0.59% of the average daily net assets of the class, as compared to the 0.25% fee for Class H shares. Consequently, had the Class H shares commenced operations for the periods covered below, their performance would have been higher.

The bar charts show the performance of each Acquiring Fund’s Institutional Class shares and each corresponding Target Portfolio’s shares from year to year. The tables illustrate how each Acquiring Fund’s Institutional Class shares’ and each corresponding Target Portfolio’s shares’ average annual returns for 1 year, 5 years (as applicable) and since inception compare with those of a broad measure of market performance. Each Acquiring Fund’s and Target Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information for each Acquiring Fund is available on the Funds’ website at hatterasfunds.com/performance or by calling the Funds toll-free at 1-877-569-2382. Performance is not shown for the Acquiring Funds’ Class H shares because the Class H shares had not commenced operations as of December 31, 2014.

Calendar Year Total Returns

Long/Short Equity Portfolio	Long/Short Equity Fund

During the period of time shown in the bar chart, (i) the Long/Short Equity Portfolio’s shares’ highest quarterly return was 7.46% for the quarter ended December 31, 2006, and the lowest quarterly return was –13.32% for the quarter ended December 31, 2008, and (ii) the Long/Short Equity Fund’s Institutional Class shares’ highest quarterly return was 5.50% for the quarter ended March 31, 2013, and the lowest quarterly return was -4.08% for the quarter ended June 30, 2012

Average Annual Total Returns
For the Periods Ended December 31, 2014
	1 Year	5 Years	Since Inception (5/2/2011)(1)	Since Inception (5/1/2006)(2)
Long/Short Equity Portfolio Shares
Return Before Taxes	3.77%	4.26%	N/A	-2.33%
Return After Taxes on Distributions	3.77%	4.26%	N/A	-2.36%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	3.31%	N/A	-1.75%
Long/Short Equity Fund—Institutional Class Shares
Return Before Taxes	3.20%	N/A	4.44%	N/A
Return After Taxes on Distributions	0.26%	N/A	3.07%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.24%	N/A	3.45%	N/A
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	1.42%	0.81%	-0.24%	-0.76%
S&P 500 Index (Dividends Reinvested)	13.69%	15.45%	14.40%	7.68%
(1) Long/Short Equity Fund Institutional Class Shares
(2) Long/Short Equity Portfolio

Relative Value—Long/Short Debt Portfolio	Long/Short Debt Fund

During the period of time shown in the bar chart, (i) the Relative Value—Long/Short Debt Portfolio’s shares’ highest quarterly return was 18.18% for the quarter ended June 30, 2009, and the lowest quarterly return was –31.12% for the quarter ended December 31, 2008, and (ii) the Long/Short Debt Fund’s Institutional Class shares’ highest quarterly return was 4.04% for the quarter ended March 31, 2012, and the lowest quarterly return was -3.47% for the quarter ended December 31, 2014

Average Annual Total Returns
For the Periods Ended December 31, 2014
	1 Year	5 Years	Since Inception (5/2/2011)(1)	Since Inception (5/1/2007)(2)
Relative Value—Long/Short Debt Portfolio Shares
Return Before Taxes	-2.12%	4.72%	N/A	0.67%
Return After Taxes on Distributions	-2.12%	4.72%	N/A	0.19%
Return After Taxes on Distributions and Sale of Fund Shares	-1.20%	3.68%	N/A	0.30%
Long/Short Debt Fund—Institutional Class Shares
Return Before Taxes	-2.60%	N/A	1.37%	N/A
Return After Taxes on Distributions	-3.43%	N/A	0.71%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-1.41%	N/A	0.94%	N/A
HFRX RV: FI – Corporate Index* (reflects no deduction for fees, expenses, or taxes)	2.43%	6.69%	4.46%	3.10%
*HFRX RV:FI – Corporate Index since inception annualized return data is only available for monthly periods. The since inception annualized return begins on 4/30/2011.
(1) Long/Short Debt Fund Institutional Class Shares
(2) Relative Value—Long/Short Debt Portfolio

Managed Futures Strategies Portfolio	Managed Futures Fund

During the period of time shown in the bar chart, (i) the Managed Futures Strategies Portfolio’s shares’ highest quarterly return was 5.13% for the quarter ended June 30, 2013, and the lowest quarterly return was –3.65% for the quarter ended March 31, 2014, and (ii) the Managed Futures Fund’s Institutional Class shares’ highest quarterly return was 4.77% for the quarter ended June 30, 2013, and the lowest quarterly return was -3.78% for the quarter ended June 30, 2014.

Average Annual Total Returns
For the Periods Ended December 31, 2014
	1 Year	Since Inception (9/27/2012)(1)	Since Inception (9/28/2011)(2)
Managed Futures Strategies Portfolio Shares
Return Before Taxes	-3.83%	N/A	0.78%
Return After Taxes on Distributions	-3.83%	N/A	0.78%
Return After Taxes on Distributions and Sale of Fund Shares	-2.17%	N/A	0.60%
Managed Futures Fund—Institutional Class Shares
Return Before Taxes	-4.29%	0.32%	N/A
Return After Taxes on Distributions	-4.29%	-5.05%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-2.43%	-2.06%	N/A
HFRX Macro: Sys. Div. CTA Index (reflects no deduction for fees, expenses, or taxes)	3.16%	-0.45%	-2.61%
Barclay’s Aggregate Bond Index	5.97%	1.78%	2.89%
(1) Managed Futures Fund Institutional Class Shares
(2) Managed Futures Strategies Portfolio

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of shares.

Portfolio Turnover. The Target Portfolios and Acquiring Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Target Portfolios’ and each Acquiring Fund’s performance. Following the consummation of the Reorganizations, the portfolio turnover rate of each Acquiring Fund is expected to be similar to that of its corresponding Target Portfolio because the Acquiring Funds will no longer operate using a fund-of-funds structure. During the most recent fiscal year, the Target Portfolios’ and Acquiring Funds’ portfolio turnover rates were as follows:

Long/Short Debt Fund	40%	Long/Short Equity Fund	59%	Managed Futures Fund	32%
Relative Value—Long/Short Debt Portfolio	167%	Long/Short Equity Portfolio	486%	Managed Futures Strategies Portfolio	0%

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganizations to shareholders of the Target Portfolios. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this proxy statement/prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

Capitalization. Class H shares of each Acquiring Fund have not yet been offered to the public. The following table sets forth the capitalization of each Target Portfolio and that of the Class H shares of the corresponding Acquiring Fund on a pro forma basis, as of [  ], 2015. The Class H of each Acquiring Fund will not have any assets until after the closing of the Reorganization, but the table reflects the amount each such class would have if the Closing Date were [  ], 2015.

Fund Capitalization as of [ ], 2015	Net Assets (in thousands)	Shares Outstanding (in thousands)	Net Asset Value Per Share
Relative Value—Long/Short Debt Portfolio	$[ ]	[ ]	$[ ]
Long/Short Debt Fund Class H (pro forma)	$[ ]	[ ]	$[ ]
Long/Short Debt Fund All Classes (pro forma)	$[ ]	[ ]	$[ ]
Long/Short Equity Portfolio	$[ ]	[ ]	$[ ]
Long/Short Equity Fund Class H (pro forma)	$[ ]	[ ]	$[ ]
Long/Short Equity Fund All Classes (pro forma)	$[ ]	[ ]	$[ ]
Managed Futures Strategies Portfolio	$[ ]	[ ]	$[ ]
Managed Futures Fund Class H (pro forma)	$[ ]	[ ]	$[ ]
Managed Futures Fund All Classes (pro forma)	$[ ]	[ ]	$[ ]

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement, the Target Portfolio’s Prospectus and Statement of Additional Information, and the Plan. Shareholders should read this entire Proxy Statement carefully.

INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations. As discussed in the Introduction above, at the Board Meeting, the Advisor recommended that the Board of each of the Trusts approve the reorganization of each of the Target Portfolios into the corresponding Acquiring Fund and that the Board of the HAMFT Trust approve the implementation of the New Management Fee and Manager of Managers Arrangement for the Acquiring Funds to simplify the operating structure of the Acquiring Funds and create a more efficient and effective operating structure. If the New Management Fee and Manager of Managers Arrangement for the Acquired Funds are approved by their shareholders and the Reorganizations are consummated, the Acquiring Funds will implement their investment objectives by investing directly in the types of securities and other investments in which the Target Portfolios currently invest, rather than using a fund-of-funds structure to invest in the Target Portfolios.

The Advisor believes that the operating structure following the Reorganizations will be easier for investors to understand, easier to manage, and at least as cost effective for shareholders as the current structure. Following their consideration of the Advisor’s recommendation, the Board of the HAMFT Trust approved the implementation of the New Management Fee and Manager of Managers Arrangement, and the Board of each of the Trusts approved the Reorganizations, subject to approval by the shareholders of each Acquiring Fund of the New Management Fee and Manager of Managers Arrangement.

Following the Reorganizations, the Advisor will continue to be the investment advisor to the Acquiring Funds, and certain of the sub-advisors and trading advisors (described below) of the Target Portfolios will become sub-advisors or trading advisors, as applicable, of the Acquiring Funds.

Agreement and Plan of Reorganization. The Plan sets forth the terms by which each Target Portfolio will be reorganized into the corresponding Acquiring Fund. The form of the Plan is attached as Appendix A and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following sections summarize the material terms of the Plan and the federal income tax treatment of the reorganizations.

The Reorganizations. The Plan provides that upon the transfer of all of the assets and liabilities of each Target Portfolio to the corresponding Acquiring Fund, the Acquiring Fund will issue to the Target Portfolio that number of full and fractional Acquiring Fund Class H shares having an aggregate net asset value equal in value to the aggregate net asset value of the Target Portfolio, calculated as of the closing date of the applicable Reorganization (each a “Closing Date”). The Target Portfolio will redeem its shares in exchange for the corresponding Acquiring Fund Class H shares received by it and will distribute such shares to the shareholders of the Target Portfolio in complete liquidation of the Target Portfolio. Target Portfolio shareholders will receive the corresponding Acquiring Fund Class H shares based on their respective holdings in the Target Portfolio as of the close of business on the applicable Closing Date (each a “Valuation Time”).

Upon completion of each Reorganization, each shareholder of the Target Portfolio will own that number of full and fractional Class H shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Target Portfolio as of the applicable Valuation Time. Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Target Portfolio for such shareholder.

Until the applicable Valuation Time, shareholders of the Target Portfolio will continue to be able to redeem their shares at the net asset value next determined after receipt by the Target Portfolio’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the applicable Valuation Time will be treated as requests received for the redemption or purchase of shares of the corresponding Acquiring Fund received by the shareholder in connection with the Reorganization. After each Reorganization, all of the issued and outstanding shares of the Target Portfolio will be canceled on the books of the Target Portfolio and the transfer agent’s books of the Target Portfolio will be permanently closed.

Each Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the UFT Trust and HAMFT Trust with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of each Reorganization will be on or about September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Portfolio, or such other date(s) as the parties may agree.

The Plan may not be changed except by an agreement signed by each party to the Plan.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganizations to shareholders of the Target Portfolios. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganizations does not address all aspects of U.S. federal income taxation that may be important to a holder of each Target Portfolio’s shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganizations or of any transactions other than the Reorganizations.

Note: Target Portfolio and Acquiring Fund shareholders are urged to consult their own tax advisors to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganizations and the other transactions contemplated herein.

The Trusts will each receive an opinion from the law firm of Drinker Biddle & Reath LLP (“Drinker”), substantially to the effect that, based on certain facts, assumptions and representations made by the Trusts, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)
Each Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and each of the Target Portfolios and the Acquiring Funds will be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)
No gain or loss will be recognized by the Target Portfolios upon the transfer of all of their assets to the corresponding Acquiring Funds in exchange solely for the applicable Acquiring Fund shares and the assumption by the Acquiring Funds of the corresponding Target Portfolio’s liabilities, except with respect to certain contracts described in Section 1256(b) of the Code, or upon the distribution of the Acquiring Fund shares to the corresponding Target Portfolio’s shareholders in exchange for their shares of the Target Portfolio.

(c)
No gain or loss will be recognized by the Acquiring Funds upon the receipt by them of all of the assets of the corresponding Target Portfolios in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Funds of the liabilities of the corresponding Target Portfolios.

(d)
The adjusted tax basis of the assets of the Target Portfolios received by the corresponding Acquiring Funds will be the same as the adjusted tax basis of such assets to the Target Portfolios immediately prior to the Reorganizations, subject to applicable basis adjustments with respect to certain contracts described in Section 1256(b) of the Code.

(e)
The holding period of the assets of the Target Portfolios received by the corresponding Acquiring Funds will include the holding period of those assets in the hands of the Target Portfolios immediately prior to the Reorganizations, except with respect to certain contracts described in Section 1256(b) of the Code.

(f)
No gain or loss will be recognized by the shareholders of the Target Portfolios upon the exchange of their Target Portfolio shares for the corresponding Acquiring Fund shares (including fractional shares to which they may be entitled) received in the Reorganizations and the assumption by the Acquiring Funds of the liabilities of the corresponding Target Portfolios.

(g)
The aggregate adjusted tax basis of the Acquiring Fund shares received by the shareholders of the corresponding Target Portfolios (including fractional shares to which they may be entitled) pursuant to the Reorganizations will be the same as the aggregate adjusted tax basis of the Target Portfolio shares held by the Target Portfolios’ shareholders immediately prior to the Reorganizations.

(h)
The holding period of the Acquiring Fund shares received pursuant to the Reorganizations by the shareholders of the Target Portfolios (including fractional shares to which they may be entitled) will include the holding period of the Target Portfolio shares surrendered in exchange therefor, provided that the Target Portfolio shares were held as a capital asset on the applicable closing date.

Capital losses can generally be carried forward indefinitely to offset future capital gains. The Acquiring Funds will inherit the tax attributes of the corresponding Target Portfolios, including any available capital loss carryforwards, as of the applicable Closing Date. For federal income tax purposes, the Target Portfolios had capital loss carryforwards at December 31, 2014 as follows: [  ]

A successful challenge to the tax-free status of the Reorganizations by the Internal Revenue Service (the “IRS”) would result in a Target Portfolio shareholder recognizing gain or loss with respect to each Target Portfolio share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganizations, of the Acquiring Fund shares received in exchange therefor. In such event, a shareholder’s aggregate basis in the shares of the Acquiring Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held Target Portfolio shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders may find it advisable to consult their own tax advisor as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations.

The proposed Reorganizations were presented to the Board of each of the HAMFT Trust and UFT Trust (collectively, the “Board” for this section) for consideration at a meeting held on April 22, 2015.  At the meeting, representatives of the Advisor provided, and the Board reviewed, detailed information about the proposed Reorganizations.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that each Reorganization would be in the best interests of the respective Acquiring Fund, Target Portfolio and their respective shareholders, and that the interests of existing shareholders in the Acquiring Funds and Target Portfolios would not be diluted as a result of the transactions contemplated by each Reorganization.

The Board considered the following matters, among others, in approving each of the Reorganizations:

●
The Board considered that the proposed restructuring of the Acquiring Funds and Target Portfolios, specifically eliminating the current two trust “fund of funds” structure and replacing it with a more traditional mutual fund structure under the HAMFT Trust whereby the Advisor and the respective sub-advisors would be responsible for the management of each of the Funds, including that the proposed restructuring of the investment advisory fees and operating services fees as part of the overall restructuring, would be easier for shareholders and prospective investors to understand.

●
The Board considered that each Acquiring Fund existing after a Reorganization would acquire all of the assets and assume all of the liabilities of its corresponding Target Portfolio in return for receiving Class H shares of such Acquiring Fund being distributed to the shareholders of the corresponding Target Portfolio.

●
The Board reviewed the investment objectives, investment strategies and investment restrictions of each of the Acquiring Funds and Target Portfolios, discussed certain aspects of each, and concluded that each Fund will have the same investment objective and substantially similar investment strategies as the corresponding Target Portfolio currently has.

●
The Board considered the tax consequences of each Reorganization and the requirement that the Funds and Portfolios receive an opinion from Drinker, counsel to the Funds and Portfolios, as to the tax-free treatment of the transaction. It was noted that under a tax-free reorganization, the Portfolios’ shareholders would not realize any gain or loss on the exchange of their shares for the Acquiring Funds’ shares. In addition, it was noted that the Fund shares received by the Portfolio shareholders should have the same tax basis as the Portfolio shares previously held, the tax basis of the assets of each Portfolio would be carried over to the corresponding Fund, and shareholders should not realize any gain or loss on the transaction.

●	The Board considered that each Reorganization was not expected to result in taxable income or gain or other adverse federal tax consequences to shareholders.

●
The Board considered that the investment advisory fee of each of the Acquiring Funds would be the same as the investment advisory fee of the corresponding Target Portfolio. The Board also noted that the each Fund’s operating services fees would be greater after the Reorganization; however, after taking into consideration the expense limitation agreement in effect, the total operating expense ratio of a Fund would be no more than that which is currently being paid by the corresponding Target Portfolio.

●
The Board considered that the Advisor would be responsible for paying all of the costs and expenses relating to the proposed Reorganizations, including the costs relating to the Special Meeting of Shareholders and the drafting of the proxy statement.

After consideration, the Board, including a majority of the Independent Trustees, concluded that each Reorganization would be in the best interests of the respective Fund and its shareholders and the corresponding Portfolio and its shareholders, and that the interests of existing shareholders in the Funds and Portfolios would not be diluted as a result of the transactions contemplated by each Reorganization. In reaching their decision, the Board did not identify any particular information that was controlling, and each Trustee individually may have attributed different weight to the various factors considered.

Costs and Expenses of the Reorganizations. The Plan provides that all expenses in connection with each Reorganization will be borne by Hatteras Funds. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) costs to terminate the Target Portfolios; and (f) legal fees incurred by the UFT Trust and the HAMFT Trust. No Target Portfolio or Acquiring Fund will incur any costs or expenses in connection with the Reorganizations.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Advisor. Each Target Portfolio’s and Acquiring Fund’s investment advisor is Hatteras Funds, LLC, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Advisor is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Advisor has also registered as a commodity pool operator with the National Futures Association with respect to the Managed Futures Strategies Portfolio and Managed Futures Fund in accordance with regulations adopted by the Commodity Futures Trading Commission under the Commodity Exchange Act.

On June 30, 2014, the Advisor acquired substantially all of the assets and assumed certain liabilities of the Funds’ and Target Portfolios’ prior investment advisor, Hatteras Alternative Mutual Funds, LLC, which had managed the Funds and Target Portfolios since 2009 or their later applicable inception.

Investment Advisory Arrangements. Under the Investment Advisory Agreement between the Advisor and the UFT Trust (the “UFT Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Portfolio at annual rate of 1.75%. A discussion regarding the basis for the Board’s most recent approval of the continuance of the UFT Advisory Agreement is available in the UFT Trust’s annual report dated December 31, 2013.

Under the HAMFT Advisory Agreement the Advisor will be entitled to receive a monthly management fee based upon the average daily net assets of each Acquiring Fund at an annual rate of 1.75% upon consummation of the Reorganizations and shareholder approval of the new management fee (described below). The fee paid to the Advisor is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies. A discussion of the factors that the Board considered in approving the HAMFT Advisory Agreement will be available in the Funds’ Semi-Annual Report dated June 30, 2015.

Subject to the authority of the Board of each of the Trusts, the Advisor is responsible for the overall management of each Target Portfolio’s and Acquiring Fund’s business affairs. The Advisor invests the assets of each Target Portfolio and each Acquiring Fund, either directly or by using sub-advisors, or trading advisors for the Managed Futures Strategies Portfolio and Managed Futures Fund, according to each Portfolio’s or Fund’s investment objective, policies and restrictions. Development of each Target Portfolio’s and Acquiring Fund’s portfolio investment strategies and allocations to sub-advisors and trading advisors is done on a team management basis. The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Target Portfolios and Acquiring Funds.

The Advisor has also entered into an Operating Services Agreement with each Target Portfolio and separately with each Acquiring Fund to provide virtually all day-to-day services to the Target Portfolios and Acquiring Funds. Each Target Portfolio and the Class H shares of each Acquiring Fund pay the Advisor an annual operating services fee of 0.25% of such Portfolio’s or Class’ average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the applicable Investment Advisory Agreement and the Operating Services Agreement is to place a cap or ceiling on each Target Portfolio’s and each Acquiring Fund’s Class H shares’ ordinary annual operating expenses at 2.00% of the average daily net assets, excluding any direct or indirect use of leverage, of each Portfolio or class, excluding brokerage commissions and portfolio trading transfer tax, interest on borrowing, dividends paid on short sales, taxes, litigation and other extraordinary expenses.

Under the terms of the UFT Advisory Agreement and the UFT Operating Services Agreement, subject to the supervision of the UFT Board, the Advisor provides, or arranges to provide, essentially all day-to-day portfolio, administrative and operational services to the Target Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor pays all expenses related to marketing the Target Portfolios as well as related bookkeeping expenses.

Similarly, under the terms of the HAMFT Advisory Agreement and the HAMFT Operating Services Agreement, subject to the supervision of the HAMFT Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Acquiring Funds. The Advisor will pay all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Acquiring Funds as well as related bookkeeping expenses.

With respect to the Managed Futures Strategies Portfolio, the Advisor also is the investment advisor for the Subsidiary. While the Subsidiary has its own board (which is the same as the UFT/HAMFT Board) responsible for overseeing the operations of the Subsidiary, the UFT Trust’s and HAMFT Trust’s chief compliance officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the applicable Board regarding the Subsidiary’s compliance with its policies and procedures. The financial statements of the Subsidiary are consolidated with the Managed Futures Strategies Portfolio’s financial statements as presented in the Portfolio’s annual and semi-annual reports. Upon consummation of the Reorganizations, the Subsidiary will become a wholly-owned subsidiary of the Managed Futures Fund, the Advisor will continue to be the investment advisor for the Subsidiary, and the financial statements of the Subsidiary will be consolidated with the Managed Futures Fund’s financial statements as presented in the Fund’s annual and semi-annual reports.

To facilitate the efficient supervision and management of the trading advisors by the Advisor and each Board, the Trusts and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions (including a no-action letter relating to the exemptive order) and approval by the applicable Board, but without shareholder approval, to hire new trading advisors, change the terms of particular agreements with trading advisors or continue the employment of existing trading advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new trading advisor, shareholders will receive notification of the change.

Sub-Advisors. The Advisor is responsible for selecting the sub-advisors to manage the Target Portfolios and Acquiring Funds. The sub-advisors will be engaged to manage the investments of a Target Portfolio or Acquiring Fund in accordance with each Portfolio’s and Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board. Each sub-advisor will be responsible, subject to the supervision and control of the Advisor and the applicable Board, for the purchase, retention and sale of securities in the Portfolio’s or Fund’s investment portfolio under its management.

Each of the sub-advisors listed below rely upon respective advisory groups for the day-to-day management of the applicable Target Portfolios and Acquiring Funds that they manage. The Advisor will pay the sub-advisors monthly an annual fee based upon the net assets of the applicable Target Portfolio and Acquiring Fund advised by such sub-advisor from the 1.75% management fee paid to the Advisor pursuant to the UFT Advisory Agreement or HAMFT Advisory Agreement, respectively. The Target Portfolios and Acquiring Funds are not responsible for the payment of the sub-advisory fees.

Discussions regarding the basis for the UFT Board’s approval of the sub-advisory agreements for the Target Portfolios are available in the UFT Trust’s annual reports dated December 31, 2013 and December 31, 2014 and semi-annual report dated June 30, 2014. Discussions regarding the basis for the HAMFT Board’s approval of the sub-advisory agreements for the Acquiring Funds will be available in the HAMFT Trust’s semi-annual report dated June 30, 2015.

Amundi Smith Breeden LLC
The Advisor has entered into a sub-advisory agreement with Amundi Smith Breeden LLC (“Amundi Smith Breeden”) to manage a portion of the Relative Value – Long/Short Debt Portfolio and Long/Short Debt Fund. Smith Breeden, prior to its acquisition by Amundi, previously served as a sub-advisor to the Portfolio. Amundi Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Amundi Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.

Apis Capital Advisors, LLC
The Advisor has entered into a sub-advisory agreement with Apis Capital Advisors, LLC (“Apis”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Apis is located at 90 Park Avenue, 18 th floor, New York, New York, 10016 and is a registered investment adviser. Apis provides discretionary investment advisory services to clients primarily investing in globally traded public equity securities.

Blue Jay Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Blue Jay Capital Management, LLC (“Blue Jay”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Blue Jay is located at 2121 Avenue of the Stars, Suite 2420, Los Angeles, CA 90067 and is a registered investment adviser. Blue Jay provides investment advisory services to pooled investment vehicles and investment companies.

Boardman Bay Capital Management LLC
The Advisor has entered into a sub-advisory agreement with Boardman Bay Capital Management LLC (“Boardman”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Boardman is located at 1120 Avenue of the Americas, 4th floor, New York, NY 10036 and is a registered investment adviser. Boardman provides discretionary investment advisory services to private investment funds and/or separately managed accounts.

Coe Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Coe Capital Management, LLC (“Coe”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Coe is located at 9 Parkway North, Suite 325, Deerfield, IL 60015, and is a registered investment advisor. Coe provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, pension and profit sharing plans, other pooled investment vehicles, charitable organizations and other investment advisers.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. ISF is located at 767 Third Avenue, 39th Floor, New York, NY 10017, and is a registered investment advisor. ISF provides portfolio management services to investment companies and other pooled investment vehicles.

Jadwin Partners, LLC
The Advisor has entered into a sub-advisory agreement with Jadwin Partners, LLC (“Jadwin”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Jadwin is located at One Embarcadero Center, 29th Floor, San Francisco, California, 94111 and is a registered investment adviser. Jadwin provides investment management services to investment companies and other pooled investment vehicles.

Lorem Ipsum Management, LLC
The Advisor has entered into a sub-advisory agreement with Lorem Ipsum Management, LLC (“Lorem Ipsum”) to manage a portion of the Long/Short Equity Portfolio and Long/Short Equity Fund. Lorem Ipsum is located at 114 West 47th Street, 17th Floor, New York, New York 10036 and is a registered investment adviser. Lorem Ipsum provides investment advisory services to pooled investment vehicles and investment companies.

Lutetium Capital, LP
The Advisor has entered into a sub-advisory agreement with Lutetium Capital, LP (“Lutetium”) to manage a portion of the Relative Value—Long/Short Debt Portfolio and Long/Short Debt Fund. Lutetium is located at Metro Center, One Station Place, Stamford, CT 06902 and is a registered investment adviser. Lutetium provides investment advisory services on a discretionary basis to commingled investment vehicles intended for institutional investors and other sophisticated investors.

Meehan Combs, LP
The Advisor has entered into a sub-advisory agreement with Meehan Combs, LP (“Meehan”) to manage a portion of the Relative Value – Long/Short Debt Portfolio and Long/Short Debt Fund. Meehan is located at 660 Steamboat Road, Greenwich, CT 06830, and is a registered investment advisor. Meehan provides investment advice and portfolio management services to pooled investment vehicles.

MP Securitized Credit Partners, L.P.
The Advisor has entered into a sub-advisory agreement with MP Securitized Credit Partners, L.P. (“MP Partners”) to manage a portion of the Relative Value—Long/Short Debt Portfolio and Long/Short Debt Fund. MP is located at 520 Madison Avenue, 35th Floor, New York, New York, 10022 and is a registered investment adviser. MP provides investment management services to private funds and separately managed accounts.

Phoenix Investment Adviser, LLC
The Advisor has entered into a sub-advisory agreement with Phoenix Investment Adviser, LLC (“Phoenix”) to manage a portion of the Relative Value – Long/Short Debt Portfolio and Long/Short Debt Fund. Phoenix is located at 420 Lexington Avenue, Suite 2040, New York, New York, 10170 and is a registered investment adviser. Phoenix provides investment advisory services to clients including businesses and pooled investment vehicles.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value – Long/Short Debt Portfolio and Long/Short Debt Fund. Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser. Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Sound Point Capital Management, L.P.
The Advisor has entered into a sub-advisory agreement with Sound Point Capital Management, L.P. (“Sound Point”) to manage a portion of the Relative Value – Long/Short Debt Portfolio and Long/Short Debt Fund. Sound Point is located at 375 Park Avenue, 25th Floor, New York, NY 10152, and is a registered investment advisor. Sound Point provides investment advice and portfolio management services to high net worth individuals, investment companies, other pooled investment vehicles and trusts.

Trading Advisors. The Advisor is responsible for selecting the trading advisors for the Managed Futures Strategies Portfolio and Managed Futures Fund. The trading advisors will be engaged to trade the Trading Accounts in which the Subsidiary invests in accordance with the Managed Futures Strategies Portfolio’s and Managed Futures Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board. Each trading advisor will be responsible, subject to the supervision and control of the Advisor and the applicable Board, for the Trading Accounts it trades.

The Advisor will pay each trading advisor monthly an annual fee in accordance with the terms of the Trading Agreement entered into with the trading advisor from the 1.75% advisory fee paid to the Advisor pursuant to the UFT Advisory Agreement or HAMFT Advisory Agreement. The Managed Futures Strategies Portfolio and Managed Futures Fund are not responsible for the payment of any trading advisor fees.

A discussion regarding the basis for the UFT Board’s approval of the Trading Agreements with respect to the Managed Futures Strategies Portfolio is available in the UFT Trust’s annual reports dated December 31, 2013 and December 31, 2014 and semi-annual report dated June 30, 2014. A discussion regarding the basis for the HAMFT Board’s approval of the Trading Agreements with respect to the Managed Futures Fund will be available in the HAMFT Trust’s semi-annual report dated June 30, 2015.

Centurion Investment Management, LLC
The Advisor has entered into a Trading Agreement with Centurion Investment Management, LLC (“Centurion”) to manage a portion of the Managed Futures Strategies Portfolio and Managed Futures Fund. Centurion is located at 200 South Executive Drive, Suite 101, Brookfield, WI 53005 and registered as a CTA. Centurion specializes in trading across liquid global futures, commodities and foreign exchange markets.

Dominion Capital Management Institutional Advisors, Inc.
The Advisor has entered into a Trading Agreement with Dominion Capital Management Institutional Advisors, Inc. (“Dominion”) to manage a portion of the Managed Futures Strategies Portfolio and Managed Futures Fund. Dominion is located at 12935 S. West Bayshore Dr., Suite 420, Traverse City, MI 49684, and is registered as a CTA. Dominion provides trading services to high net worth individuals.

Revolution Capital Management, LLC
The Advisor has entered into a Trading Agreement with Revolution Capital Management, LLC (“Revolution”) to manage a portion of the Managed Futures Strategies Portfolio and Managed Futures Fund. Revolution is located at 520 Zang Street, Suite 209, Broomfield, CO 80021, and is registered as a CTA. Revolution provides trading services to high-net worth individuals and institutional investors.

ROW Asset Management, LLC
The Advisor has entered into a Trading Agreement with ROW Asset Management, LLC (“ROW”) to manage a portion of the Managed Futures Strategies Portfolio and Managed Futures Fund. ROW is located at 450 Newport Center Drive, Suite 420, Newport Beach, CA 92660, is a registered investment adviser and is registered as a CTA. ROW provides discretionary investment advice to pooled investment vehicles operating as private investment funds and separately managed accounts.

Portfolio Managers. Each of the Target Portfolios and Acquiring Funds is managed by the following co-portfolio managers:

Mr. Michael P. Hennen, CFA
Mr. Hennen’s primary responsibilities as portfolio manager include implementing asset allocation and portfolio construction, and manager research. Prior to joining the Advisor in 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he led the sourcing, evaluation and monitoring of alternative investment managers across a variety of designated hedge fund and hedge fund of funds strategies. Before joining Morgan Stanley, Mr. Hennen was an Analyst at Morningstar in Chicago. Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University. Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Roger Tyler Powers, III, CFA
Mr. Powers’ primary responsibilities as portfolio manager include manager research for the Fund including hedge fund manager sourcing and due diligence. Prior to joining Hatteras, Mr. Powers was a senior analyst at Brightleaf Capital, a long/short equity hedge fund. His responsibilities at Brightleaf included fundamental security analysis, financial modeling and stock selection. Mr. Powers previously worked at BB&T Capital Markets as an Equity Research Analyst covering the specialty finance sector. He also spent several years at Deutsche Bank Alex. Brown, most recently as Vice President in the firm’s High Net Worth Private Client Division. Mr. Powers received his Bachelor of Arts degree in Economics from Washington and Lee University and his Master of Business Administration degree with a concentration in Investment Management from the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. Mr. Powers has also earned his designation as a Chartered Financial Analyst (CFA).

Other Fund Service Providers. Each of the Acquiring Funds and Target Portfolios uses the services of USBFS as their transfer agent, administrator and fund accountant, as well as the services of U.S. Bank, an affiliate of USBFS, as its custodian. Upon completion of the Reorganizations, USBFS and U.S. Bank will continue to provide services to the Acquiring Funds.

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, Ltd. serves as the independent registered public accounting firm to each of the Acquiring Funds and Target Portfolios.

Purchase, Redemption and Exchange Policies. The purchase, redemption and exchange policies for the Target Portfolios and Acquiring Funds are highlighted herein above. For a more complete discussion of the Acquiring Funds’ purchase, redemption and exchange policies, please see Appendix C.

Dividends and Distributions. Each Target Portfolio and each Acquiring Fund, except for the Long/Short Debt Fund, which intends to distribute its investment company taxable income on a calendar quarter basis, intends to distribute substantially all of its investment company taxable income and net capital gain in December. Both distributions will be reinvested in shares of the particular Portfolio or Fund, as applicable, unless you elect to receive cash. Dividends from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Portfolio or Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Portfolio and Fund reserves the right to reinvest the distribution check into your account, at the Portfolio’s or Fund’s current NAV, and to reinvest all subsequent distributions.

Each Target Portfolio and Acquiring Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by a Portfolio or Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December, if they are paid during the following January. Each year the Target Portfolios and Acquiring Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income taxation with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Shareholder redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Tax Information. The Target Portfolios’ and Acquiring Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Target Portfolios’ and the Acquiring Funds’ related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask a financial adviser or visit your financial intermediary’s website for more information.

Valuation. The Target Portfolios and the Acquiring Funds have the same valuation policies and procedures, which are more fully discussed in Appendix C. There are no material differences between such policies and procedures of the Target Portfolios and those of the Acquiring Funds.

Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Funds’ shares to be issued to the shareholders of the corresponding Target Portfolios in the Reorganizations. Also set forth below is a discussion of the rights of shareholders of each Acquiring Fund. The shares of the Target Portfolios and Acquiring Funds have materially identical characteristics.

The following is a summary of the material rights of shareholders of the Acquiring Funds’ and Target Portfolios, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Delaware statute governing statutory trusts (the “Delaware Statute”) and the HAMFT Trust’s and UFT Trust’s Agreement and Declaration of Trust and Bylaws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization. Each Target Portfolio is a series of UFT Trust, an open-end management investment company organized as a Delaware statutory trust on March 27, 2006. Each Acquiring Fund is a series of HAMFT Trust, an open-end management investment company organized as a Delaware statutory trust on April 12, 2002. Each Target Portfolio currently offers one class of shares of beneficial interest. Each Acquiring Fund offers shares of beneficial interest in multiple classes. Shareholders of each Target Portfolio will receive Class H shares of the corresponding Acquiring Fund as a result of each Reorganization.

Capital Stock. HAMFT Trust and UFT Trust are each authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value per share. As of the date of this proxy statement/prospectus, shares of approximately three other series of HAMFT Trust are offered in separate prospectuses and statements of additional information. HAMFT Trust may start additional series and offer shares of new funds under HAMFT Trust at any time. As of the date of this proxy statement/prospectus, shares of approximately two other series of UFT Trust are offered in separate prospectuses and statements of additional information. UFT Trust may start additional series and offer shares of new funds under UFT Trust at any time.

Voting Rights. Each share of each Acquiring Fund and Target Portfolio represents an interest in the respective Fund or Portfolio that is equal to and proportionate with each other share of the respective Fund or Portfolio. HAMFT Trust and UFT Trust shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. HAMFT Trust and UFT Trust are not required to (nor do they) hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees. On any matters submitted to a vote of shareholders of HAMFT Trust or UFT Trust, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability. The Delaware Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust. The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of HAMFT. The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability. HAMFT shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. There are no material differences to the shareholder liability of the Target Portfolios.

Preemptive Rights. Shareholders of HAMFT Trust and UFT Trust are not entitled to any preference, preemptive, appraisal, or conversion rights.

Trustees and Officers. HAMFT Trust and UFT Trust are managed by separate Boards of Trustees that are composed of the same individuals. No changes to the composition of the Boards of Trustees are expected as a result of the Reorganizations.

Shareholder Information. As of the Record Date, the trustees and officers of the Target Portfolios as a group owned less than 1% of the outstanding voting securities of each of the Target Portfolios. As of the Record Date, each Target Portfolio’s shareholders of record and/or beneficial owners (to the UFT Trust’s knowledge) who owned 5% or more of a Target Portfolio’s shares are set forth in Appendix D.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of shares of the Acquiring Funds will be passed on by the law firm of Drinker Biddle & Reath LLP.

EXPERTS

The financial statements and financial highlights of the Target Portfolios incorporated in this Proxy Statement by reference from the UFT Trust’s Annual Report on Form N-CSR for the fiscal year ended December 31, 2014 have been audited by Cohen Fund Audit Services, Ltd., the Target Portfolios’ independent registered public accounting firm, as stated in their report, which is incorporated by reference herein, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements and financial highlights of the Acquiring Funds incorporated in this Proxy Statement by reference from the HAMFT Trust’s Annual Report on Form N CSR for the fiscal year ended December 31, 2014 have been audited by Cohen Fund Audit Services, Ltd., the Acquiring Funds’ independent registered public accounting firm, as stated in their report, which is incorporated by reference herein, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

No financial highlights are available for the Target Portfolios because shares of the Target Portfolios were not registered for sale under the 1933 Act as of December 31, 2014. No financial highlights are available for the Class H shares of the Acquiring Funds because they had not commenced operations as of December 31, 2014.

OTHER MATTERS

The Target Portfolios and Acquiring Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the Reorganizations are approved and consummated) should send their written proposals to the Secretary of Hatteras Alternative Mutual Funds Trust, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

David B. Perkins
President and Trustee
Underlying Funds Trust and
Hatteras Alternative Mutual Funds Trust

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 22nd day of April, 2015, by and among Underlying Funds Trust (“UFT”) with respect to its series the Long/Short Equity Portfolio (“Equity Portfolio”), Relative Value—Long/Short Debt Portfolio (“Debt Portfolio”), and Managed Futures Strategies Portfolio (“Managed Futures Portfolio”) (each a “Transferring Fund” and together, the “Transferring Funds”), and Hatteras Alternative Mutual Funds Trust (“HAMFT” and each of UFT and HAMFT, a “Trust”) with respect to its series the Hatteras Long/Short Equity Fund (“Equity Fund”), Hatteras Long/Short Debt Fund (“Debt Fund”), and Hatteras Managed Futures Strategies Fund (“Managed Futures Fund”) (each an “Acquiring Fund”, together, the “Acquiring Funds”, and each of the Transferring Funds and Acquiring Funds, a “Fund”), and Hatteras Funds, LLC (the “Advisor”) for purposes of Section 9.1 hereof. Each Trust is a Delaware statutory trust with its principal place of business at c/o Hatteras Funds, LLC, 6601 Six Forks Road, Suite 340, Raleigh, North Carolina 27615.

Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Trust, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund and of that Trust, as applicable, only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by each Trust of which that Fund is a series on that Fund’s behalf, and (3) in no event shall any other series of a Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Trust of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each of the Transferring Funds and Acquiring Funds wish to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g) (“Regulations”).  The Reorganization will consist of (i) the transfer of all of the assets of each Transferring Fund to the corresponding Acquiring Fund in exchange for Class H shares of the corresponding Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by each Acquiring Fund of all of the liabilities of the corresponding Transferring Fund; and (iii) the distribution by each Transferring Fund, immediately after the applicable Closing Date, as that term is defined in paragraph 3.1, of the Acquiring Fund Shares pro rata to the shareholders of the respective Transferring Fund in liquidation of the Transferring Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each a “Reorganization” and together, the “Reorganizations”).

WHEREAS, each of the Transferring Funds and the Acquiring Funds intend the Reorganizations to be, and adopts each as, a “plan of reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), the related Treasury Regulations (the “Treasury Regulations”), and other guidance provided by the Internal Revenue Service (the “IRS”);

WHEREAS, Drinker Biddle & Reath LLP has or will render a federal tax opinion that each Reorganization qualifies as a plan of reorganization under Section 368(a)(1) of the Code (the “Federal Tax Opinion”);

WHEREAS, the Transferring Funds and the Acquiring Funds are each separate investment series of open-end, registered management investment companies;

WHEREAS, each Transferring Fund offers one class of issued and outstanding shares (“Transferring Fund Shares”) and each Acquiring Fund will offer one class of shares in connection with the Reorganizations, designated Class H shares (“Acquiring Fund Shares”);

WHEREAS, as of the applicable Closing Date, each Transferring Fund and each Acquiring Fund will be authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of UFT, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), has determined that the transactions contemplated herein will be in the best interests of each Transferring Fund and its shareholders and has further determined that the interests of the existing shareholders of the Transferring Funds will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Board of Trustees of HAMFT, including a majority of the Independent Trustees, has determined that the transactions contemplated herein will be in the best interests of each Acquiring Fund and its shareholders and has further determined that the interests of existing shareholders of the Acquiring Funds will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I
THE REORGANIZATIONS AND FUND TRANSACTIONS

1.1 THE REORGANIZATIONS. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Transferring Fund agrees to transfer all of the Transferring Fund’s assets as set forth in paragraph 1.2 to the corresponding Acquiring Fund, as set forth in the diagram below. Each Acquiring Fund agrees in exchange for the corresponding Transferring Fund’s assets (i) to issue and deliver to the Transferring Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares equal in value to the number of full and fractional Transferring Fund Shares then outstanding; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place on the applicable Closing Date provided for in paragraph 3.1.

Transferring Fund		Acquiring Fund

Equity Portfolio	Þ	Equity Fund

Debt Portfolio	Þ	Debt Fund

Managed Futures Portfolio	Þ	Managed Futures Fund

1.2 ASSETS TO BE ACQUIRED. The assets of each Transferring Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property of every kind and nature, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables,  receivables for shares sold and any other rights that are owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the applicable Closing Date.

1.3 LIABILITIES TO BE ASSUMED. Each Transferring Fund will, to the extent permissible and consistent with its own investment objectives and policies, endeavor to discharge all of its known liabilities and obligations prior to the applicable Closing Date. Each Acquiring Fund shall assume all of the corresponding Transferring Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise in existence on the applicable Closing Date.

1.4 TRANSFER TAXES. It is the parties’ understanding that no transfer taxes will apply to the issuance of shares and transfers of shares and assets in accordance with this Agreement.

1.5 REPORTING RESPONSIBILITY. Any regulatory reporting responsibility of a Transferring Fund, including the responsibility for filing regulatory reports, tax returns, and other documents, is and shall remain the responsibility of the Transferring Fund up to and including the applicable Closing Date and such later date on which the Transferring Fund is terminated, except that the corresponding Acquiring Fund shall be responsible for preparing and filing any Form N-Q or Form N-CSR (including the annual report to shareholders) if the fiscal period relating to such form ended prior to the respective Effective Time, but as of the Effective Time such form has not yet been filed.

1.6 TERMINATIONS. After the Effective Time for its respective Closing, a Transferring Fund shall not conduct any business except in connection with its dissolution and termination.

Appendix A-2

ARTICLE II
ISSUANCE AND VALUATION

2.1 ISSUANCES OF SHARES. At the applicable Effective Time (or as soon thereafter as is reasonably practicable), each Transferring Fund shall distribute all the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Transferring Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by HAMFT’s transfer agent, which will open accounts on the corresponding Acquiring Fund’s shareholder records in the Shareholders’ names and transfer those Acquiring Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional Acquiring Fund Shares equal in value to the number of full and fractional Transferring Fund Shares that Shareholder holds at the applicable Effective Time. The net asset value (“NAV”) per share of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV per share of the Transferring Fund Shares that each Shareholder holds at the applicable Effective Time. All issued and outstanding Transferring Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Transferring Fund’s shareholder records. HAMFT shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganizations.

2.2 DETERMINATIONS OF VALUE. All computations of value shall be made by U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ accounting agent, in accordance with its regular practice in pricing the Funds’ shares.

ARTICLE III
CLOSING AND EFFECTIVE TIMES

3.1 CLOSING DATES. The parties shall make respective best efforts to close the Reorganization (the “Closing”) for each Transferring Fund on or about September 4, 2015 for the Equity Portfolio, September 25, 2015 for the Managed Futures Portfolio, and October 9, 2015 for the Debt Portfolio (the “Closing Dates”), unless the parties agree otherwise. All acts taking place at a Closing shall be deemed to take place simultaneously immediately after the close of business on the applicable Closing Date unless otherwise provided herein (the “Effective Time”). Each Closing shall be held as of 4:00 p.m. Eastern time at the offices of HAMFT, or at such other time and/or place as the parties may agree.

3.2 TRANSFER AGENT’S CERTIFICATE. USBFS, as transfer agent for each Transferring Fund, shall deliver at the respective Closing (a) to the respective Acquiring Fund, a certificate representing that (i) its records contain the names and addresses of all respective Transferring Fund Shareholders, and the number and percentage ownership of outstanding shares of the respective Transferring Fund owned by each such Shareholder immediately prior to the Closing and (ii) it has opened accounts on the respective Acquiring Fund’s shareholder records in the names of the Transferring Fund Shareholders; and (b) to the respective Transferring Fund, a confirmation or other evidence satisfactory to Transferring Fund, that the Acquiring Fund Shares to be credited to the Transferring Fund at the respective Closing Date have been credited to the respective Transferring Fund’s account on those records.

3.3 CUSTODIAN’S CERTIFICATE. U.S. Bank National Association, 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, as custodian for each Transferring Fund, shall deliver at the respective Closing a certificate representing that: (a) the respective Transferring Fund’s Assets have been delivered in proper form to the respective Acquiring Fund at the Closing Date; (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund; and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the respective Transferring Fund to the respective Acquiring Fund, as reflected on the Acquiring Fund’s books immediately after the respective Closing Date, does or will conform to that information on the respective Transferring Fund’s books immediately before the Closing Date.

Appendix A-3

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRANSFERRING FUNDS. UFT, on each Transferring Fund’s behalf, represents and warrants to HAMFT and the respective Acquiring Fund as follows:

(a) Each Transferring Fund is a separate investment series of UFT, a statutory trust duly organized, validly existing and in good standing under the laws of Delaware.

(b) Each Transferring Fund is a separate investment series of UFT, which is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c) The current prospectus and statement of additional information of each Transferring Fund conform in all material respects to the applicable requirements of the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Each Transferring Fund is not currently engaged in, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in a violation of any provision of federal law (including the 1940 Act), Delaware law, UFT’s Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e) Each Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the respective Closing Date, except for liabilities, if any, to be discharged  or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the respective Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against each Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. Each Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) At the respective Closing Date, all audited financial statements of each Transferring Fund at December 31, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Transferring Funds as of such date, and there are no known contingent liabilities of the Transferring Funds as of such date not disclosed therein.

(h) Since December 31, 2014, there has not been any material adverse change in any Transferring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of a Transferring Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of each Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of each Transferring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.  Each Transferring Fund is in compliance in all material respects with all applicable U.S. Treasury regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder.

(j) For each taxable year of its operation ended on or before the date of this Agreement, each Transferring Fund has met the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company and has distributed in each such year such amounts as are required to avoid any entry-level federal income and excise tax. Each Transferring Fund will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year. Each Transferring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Code sections 852 or 4982. Each Transferring Fund has had no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply.

Appendix A-4

(k) All issued and outstanding shares of each Transferring Fund are, and at the respective Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of each Transferring Fund will, at the time of the respective Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.2. Each Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the respective Transferring Fund Shares, nor is there outstanding any security convertible into any of the Transferring Fund Shares.

(l) At the respective Closing Date, each Transferring Fund or its nominee will have good and marketable title to the Transferring Fund’s assets to be transferred to the respective Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary actions on the part of each Transferring Fund and, subject to approval by the Transferring Fund’s shareholders, this Agreement constitutes a valid and binding obligation of each Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The information furnished by each Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o) Each Transferring Fund incurred the liabilities, which are associated with the assets, in the ordinary course of its business as a regulated investment company.

(p) Each Transferring Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in Code section 368(a)(3)(A)).

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. HAMFT, on each Acquiring Fund’s behalf, represents and warrants to UFT and the respective Transferring Fund as follows:

(a) Each Acquiring Fund is a separate investment series of HAMFT, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) Each Acquiring Fund is a separate investment series of HAMFT, which is registered as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c) The prospectus and statement of additional information, as of the respective Closing Date, of each Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Each Acquiring Fund is not currently engaged in, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of federal law (including the 1933 Act and 1940 Act), Delaware law, HAMFT’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to the respective Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against HAMFT or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of an Acquiring Fund to carry out the transactions contemplated by this Agreement. HAMFT knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

Appendix A-5

(f) Each Acquiring Fund intends to meet the requirements of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification and treatment as a regulated investment company for the taxable year in which the Reorganization occurs and intends to continue to meet all the requirements for that qualification and intends to distribute in each  year such amounts as are required to avoid any entry-level federal income and excise tax.

(g) Immediately before each Closing, there will be no (1) options, warrants, or other rights to subscribe for or purchase any respective Acquiring Fund Shares or (2) securities convertible into any respective Acquiring Fund Shares.

(h) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of HAMFT, and this Agreement constitutes a valid and binding obligation of HAMFT enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i) The Acquiring Fund Shares to be issued and delivered to each Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the respective Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(j) The information furnished by HAMFT for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(k) Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate to continue its operations after the respective Closing Date.

(l) HAMFT has filed one or more post-effective amendments to its registration statement on Form N-1A with the Commission for the purpose of registering Class H shares of each Acquiring Fund. The final post-effective amendment will be effective on or before the respective Closing Date.

(m) [Reserved]

(n) No consideration other than the respective Acquiring Fund Shares (and the respective Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the respective Assets in the respective Reorganization.

(o) Each Acquiring Fund is not (and will not be) classified as a partnership, and instead is (and will be) classified as a corporation for federal tax purposes. Each Acquiring Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the respective Effective Time as a regulated investment company (“RIC”) on Form 1120-RIC; each Acquiring Fund will be a “fund” (as defined in Code section 851(g)(2), eligible for treatment under Code section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under Code sections 851 and 852; each Acquiring Fund will meet the requirements of Subchapter M of Subtitle A, Chapter 1,  of the Code for qualification as a RIC, and will compute its federal income tax under Code Section 852, for its taxable year in which the Reorganization occurs; and each Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax.

(p) Immediately after the respective Effective Time, each Acquiring Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in Code section 368(a)(3)(A)).

(q) The fair market value of each Acquiring Fund’s Shares each Shareholder receives will be approximately equal to the fair market value of its respective Transferring Fund Shares it actually or constructively surrenders in exchange therefor.

Appendix A-6

(r) The Shareholders will pay their own expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganizations.

(s) The fair market value of the assets of each Transferring Fund will equal or exceed the liabilities to be assumed by the respective Acquiring Fund and those to which the assets are subject.

(t) None of the compensation received by any Shareholder who or that is an employee of or service provider to a Transferring Fund will be separate consideration for, or allocable to, any of the respective Transferring Fund Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory or sub-advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services.

(u) No expenses incurred by a Transferring Fund or on its behalf in connection with the respective Reorganization will be paid or assumed by the respective Acquiring Fund, UFT, or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the respective Acquiring Fund Shares will be transferred to the respective Transferring Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

(v) Immediately following consummation of each Reorganization, (1) the Shareholders will own all the Acquiring Fund Shares and will own those Shares solely by reason of their ownership of the Transferring Fund Shares immediately before the Reorganization and (2) each Acquiring Fund will hold the same assets and be subject to the same liabilities that the respective Transferring Fund held or was subject to immediately before the respective Reorganization, plus any liabilities for those expenses.

ARTICLE V
COVENANTS OF THE ACQUIRING FUNDS AND THE TRANSFERRING FUNDS

5.1 OPERATION IN ORDINARY COURSE. Each Transferring Fund will operate its business in the ordinary course between the date hereof and the respective Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions. Each Acquiring Fund will operate its business in the ordinary course between the date hereof and the respective Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions.

5.2 INVESTMENT REPRESENTATION. Each Transferring Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. Each Transferring Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund shares as of the respective Closing Date.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, HAMFT and UFT will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement and to preserve the tax-free reorganization status of the transactions for federal income tax purposes, including any actions required to be taken after each Closing Date.

5.5 LIQUIDATING DISTRIBUTION. As soon as is reasonably practical after the Closing, each Transferring Fund will make a liquidating distribution to its shareholders consisting of the respective Acquiring Fund Shares received at the respective Closing.

Appendix A-7

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of each Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by HAMFT and the corresponding Acquiring Fund of all the obligations to be performed by them hereunder on or before the respective Closing Date, and, in addition thereto, the following further conditions:

6.1 (a) All representations and warranties of HAMFT contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the respective Closing Date with the same force and effect as if made on and as of the Closing Date.

(b) Each Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Closing Date.

(c) Each Transferring Fund and the corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the respective Reorganization after such number has been calculated in accordance with paragraph 2.1.

6.2 UFT and HAMFT shall have received an opinion of Drinker Biddle & Reath LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, and assumptions stated therein and conditioned on consummation of each Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)
Each Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and each of the Transferring Funds and the Acquiring Funds will be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)
No gain or loss will be recognized by the Transferring Funds upon the transfer of all of their assets to the corresponding Acquiring Funds in exchange solely for the applicable Acquiring Fund shares and the assumption by the Acquiring Funds of the corresponding Transferring Fund’s liabilities, except with respect to certain contracts described in Section 1256(b) of the Code, or upon the distribution of the Acquiring Fund shares to the corresponding Transferring Fund’s shareholders in exchange for their shares of the Transferring Fund.

(c)
No gain or loss will be recognized by the Acquiring Funds upon the receipt by them of all of the assets of the corresponding Transferring Funds in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Funds of the liabilities of the corresponding Transferring Funds.

(d)
The adjusted tax basis of the assets of the Transferring Funds received by the corresponding Acquiring Funds will be the same as the adjusted tax basis of such assets to the Transferring Funds immediately prior to the Reorganizations, subject to applicable basis adjustments with respect to certain contracts described in Section 1256(b) of the Code.

(e)
The holding period of the assets of the Transferring Funds received by the corresponding Acquiring Funds will include the holding period of those assets in the hands of the Transferring Funds immediately prior to the Reorganizations, except with respect to certain contracts described in Section 1256(b) of the Code.

(f)
No gain or loss will be recognized by the shareholders of the Transferring Funds upon the exchange of their Transferring Fund shares for the corresponding Acquiring Fund shares (including fractional shares to which they may be entitled) received in the Reorganizations and the assumption by the Acquiring Funds of the liabilities of the corresponding Transferring Funds.

(g)
The aggregate adjusted tax basis of the Acquiring Fund shares received by the shareholders of the corresponding Transferring Funds (including fractional shares to which they may be entitled) pursuant to the Reorganizations will be the same as the aggregate adjusted tax basis of the Transferring Fund shares held by the Transferring Funds’ shareholders immediately prior to the Reorganizations.

(h)
The holding period of the Acquiring Fund shares received pursuant to the Reorganizations by the shareholders of the Transferring Funds (including fractional shares to which they may be entitled) will include the holding period of the Transferring Fund shares surrendered in exchange therefor, provided that the Transferring Fund shares were held as a capital asset on the applicable closing date.

Appendix A-8

No opinion will be expressed as to the effect of the Reorganizations on: (i) a Transferring Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) the Transferring Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Drinker Biddle & Reath LLP may reasonably request, and the Transferring Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be, in the opinion of such counsel and with the consent of the Transferring Fund, appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.2.

6.3 The post-effective amendment on Form N-1A filed by HAMFT with the Commission to register the Acquiring Fund as a series of HAMFT is effective and no stop order has been issued by the Commission.

6.4 Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS

The obligations of each Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by UFT and the corresponding Transferring Fund of all the obligations to be performed by them hereunder on or before the respective Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of each Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the respective Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2 Each Acquiring Fund shall have received a statement of the corresponding Transferring Fund’s assets and liabilities, together with a list of the Transferring Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the respective Closing Date.

7.3 Each Transferring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the corresponding Acquired Fund, on or before the respective Closing Date.

7.4 Each Transferring Fund and the corresponding Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the respective Reorganization after such number has been calculated in accordance with paragraph 2.1.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF
THE ACQUIRING FUNDS AND THE TRANSFERRING FUNDS TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to a Transferring Fund or the corresponding Acquiring Fund, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 On the respective Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

Appendix A-9

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the corresponding Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

8.3 The respective registration statement on Form N-1A for HAMFT, including the post-effective amendment to register the Acquiring Fund Shares, shall be effective and no stop order has been issued by the Commission.

8.4 [Reserved]

8.5 HAMFT, on each Acquiring Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment advisory agreement, appropriate sub-advisory agreements, as applicable, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for the operation of the Acquiring Fund Shares. Each such agreement and plan shall have been approved by HAMFT’s Board and, to the extent required by law (as interpreted by Commission staff positions), by a majority of its Independent Trustees and by the Acquiring Fund’s shareholders.

At any time before the Closing, either Fund may waive any of the foregoing conditions, if, in the judgment of its Board, such waiver will not have a material adverse effect on its shareholders’ interests.

8.6 Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party and its counsel.

ARTICLE IX
EXPENSES

9.1 The Advisor will pay all direct costs and expenses incurred by each Transferring Fund incurred in connection with the Reorganizations.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Funds and the Transferring Funds agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder; provided, however, that the covenants to be performed after the Closing and the obligations of HAMFT, on behalf of each Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1 This Agreement may be terminated with respect to an Acquiring Fund and its corresponding Transferring Fund by the mutual agreement of such Acquiring Fund and Transferring Fund. In addition, any Acquiring Fund or Transferring Fund may at its option terminate this Agreement at or prior to the respective Closing Date because:

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 10 days;

Appendix A-10

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by UFT’s or HAMFT’s Board of Trustees that the consummation of the Transaction contemplated herein is not in the best interest of the Transferring Fund or the Acquiring Fund, respectively.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of UFT or HAMFT, or their respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

ARTICLE XII
AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Trust. To the extent that it is subsequently determined that each Reorganization would not be a tax-free reorganization under Section 368 of the Code, the parties agree to work in good faith to amend this Agreement to ensure that each Reorganization is or remains a tax-free reorganization.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to UFT and HAMFT, the names used herein refer respectively to the trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of each respective trust, which are hereby referred to and are also on file at the principal offices of each respective Trust. The obligations of each Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of that respective Trust personally, but bind only the trust property, and all persons dealing with each Transferring Fund and Acquiring Fund must look solely to the trust property belonging to such Transferring Fund and Acquiring Fund for the enforcement of any claims against the Transferring Fund and the Acquiring Fund, respectively.

[signature page follows]

Appendix A-11

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

Underlying Funds Trust, with respect to its series portfolios, Long/Short Equity Portfolio, Relative Value—Long/Short Debt Portfolio, and Managed Futures Strategies Portfolio

By:
Name:

Hatteras Alternative Mutual Funds Trust, with respect to its series portfolios, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, and Hatteras Managed Futures Strategies Fund

By:
Name:

Hatteras Funds, LLC, solely with respect to Section 9.1

By:
Name:

Appendix A-12

Appendix B1

INVESTMENT RESTRICTIONS OF THE TARGET PORTFOLIOS

The following investment restrictions have been adopted by the UFT Trust as fundamental policies of each Target Portfolio and may be changed only by the affirmative vote of a majority of the outstanding voting securities of such Portfolio. As used in this Appendix, the term “majority of the outstanding voting securities of a Portfolio” means the vote of whichever is less:

(1)
67% or more of the beneficial interests of a Portfolio represented at a meeting, if the holders of more than 50% of the outstanding beneficial interests of a Portfolio are present or represented by proxy, or

(2)	more than 50% of the outstanding beneficial interests of a Portfolio.

The following investment restrictions apply to each Portfolio except for the Managed Futures Strategies Portfolio:

(1)	A Portfolio may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	A Portfolio may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Portfolio’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Portfolio’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. Each Portfolio may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Portfolio is permitted to incur.

(3)
A Portfolio may not underwrite or participate in the marketing of securities issued by other persons except to the extent that a Portfolio may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)	A Portfolio may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.

(5)
A Portfolio may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Portfolio from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	A Portfolio will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
A Portfolio may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program. Notwithstanding anything to the contrary herein, each Portfolio may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and this Statement of Additional Information.

(8)	A Portfolio may not purchase or sell commodities or commodity contracts.

The following investment restrictions apply to the Managed Futures Strategies Portfolio:

(1)	The Portfolio may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

Appendix B1-1

(2)	The Portfolio may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Portfolio’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Portfolio’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Portfolio may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Portfolio is permitted to incur.

(3)
The Portfolio may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Portfolio may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
The Portfolio may not purchase any securities which would cause 25% or more of the value of the Portfolio’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that (a) there shall be no limit on the purchase of U.S. government securities; (b) 25% or more of the Portfolio’s assets may be indirectly exposed to industries in commodity sectors of an index; (c) the Portfolio may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries) and (d) for the avoidance of doubt, this restriction shall not apply to the Portfolio’s counterparties in transactions in forward contracts, futures contracts, and other derivative instruments.

(5)
The Portfolio may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Portfolio from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	The Portfolio will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
The Portfolio may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program. Notwithstanding anything to the contrary herein, the Portfolio may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and this Statement of Additional Information.

(8)
The Portfolio may not purchase or sell physical commodities (provided the Portfolio may purchase or sell precious metals directly, and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws) unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities.

Appendix B1-2

Non-fundamental investment restrictions may be amended by a majority vote of the Board without obtaining shareholder approval. Under the non-fundamental investment restrictions:

(1)
A Portfolio may not hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

(2)
A Portfolio may not sell short securities having a total market value in excess of 100% of the value of the net assets of the Portfolio, and the value of the securities of any one issuer in which the Portfolio is short may not exceed the lesser of: (a) 10% of the value of a Portfolio’s net assets or (b) 10% of the securities of any class of any issuer.

(3)
A Portfolio may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of a Portfolio; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	A Portfolio may not purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. However, if at any time borrowings exceed 33 1/3% of total assets, a Portfolio must reduce its borrowings within three business days thereafter. A Portfolio may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

Appendix B1-3

Appendix B2

INVESTMENT RESTRICTIONS OF THE ACQUIRING FUNDS

The following investment restrictions have been adopted by the Acquiring Funds as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Funds. As used in this Appendix, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or

(2)	more than 50% of a Fund’s outstanding shares.

The following investment restrictions apply to each Fund except for the Managed Futures Fund. These fundamental investment restrictions provide that:

(1)	A Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	A Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
A Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that a Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
A Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. For purposes of complying with this restriction, each Fund will look through to the securities of the Underlying Funds.

(5)
A Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent a Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	A Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
A Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program. Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(8)	A Fund may not purchase or sell commodities or commodity contracts.

The following investment restrictions apply to the Managed Futures Fund. These fundamental investment restrictions provide that:

(1)	The Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

Appendix B2-1

(2)	The Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
The Fund may not purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that (a) there shall be no limit on the purchase of U.S. government securities; (b) 25% or more of the Fund’s assets may be indirectly exposed to industries in commodity sectors of an index; (c) the Fund may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries) and (d) for the avoidance of doubt, this restriction shall not apply to the Fund’s counterparties in transactions in forward contracts, futures contracts, and other derivative instruments. For purposes of complying with this restriction, the Fund will look through to the securities of the Underlying Investments.

(5)
The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	The Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
The Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program. Notwithstanding anything to the contrary herein, the Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and SAI.

(8)
The Fund may not purchase or sell physical commodities (provided the Fund may purchase or sell precious metals directly, and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws) unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities. For purposes of complying with this restriction, the Fund will look through to the securities of the Underlying Investments.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Funds without obtaining shareholder approval. These non-fundamental investment restrictions provide that:

(1)
A Fund may not hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

Appendix B2-2

(2)
A Fund may not sell short securities having a total market value in excess of 100% of the value of the net assets of a Fund, and the value of the securities of any one issuer in which a Fund is short may not exceed the lesser of: (a) 10% of the value of a Fund’s net assets or (b) 10% of the securities of any class of any issuer.

(3)
A Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of a Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	A Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. However, if at any time borrowings exceed 33 1/3% of total assets, a Fund must reduce its borrowings within three business days thereafter. The Funds may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

Appendix B2-3

Appendix C

SHAREHOLDER INFORMATION ON THE ACQUIRING FUNDS

How to Contact the Funds

Write to us at: Hatteras Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight address: Hatteras Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207
Telephone us at: (866) 388-6292 (toll free)	Visit our Web site at: www.hatterasfunds.com
DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day. If events occur during the course of a day on which a Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of the Funds, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees. Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or sub-advisor(s), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Funds’ liquidity procedures.

Appendix C-1

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the NAV per share, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

Class H Shares
Class H shares of the Funds may only be purchased by other registered investment companies or mutual funds advised by the Advisor or one of its affiliates.

Minimum and Additional Investment Amounts
Class H shares are not subject to an investment minimum.

Make all checks payable to “Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund or Hatteras Managed Futures Strategies Fund (specify class).” All purchases by check must be in U.S. dollars drawn on a U.S. financial institution. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds do not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. In addition to any loss sustained by the Funds, a $25.00 charge may be imposed if your check does not clear. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. Shares are held in street name for the owners. The Funds reserve the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of the Funds through a qualified financial intermediary account.

When Order is Processed
All shares will be purchased at the NAV per share, plus any applicable sales charge, next determined after the Funds receive your account application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Appendix C-2

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

●	the name of the Fund and class;
●	the dollar amount of shares to be purchased;
●	a completed account application or investment stub; and
●	check payable to Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, or Hatteras Managed Futures Strategies Fund.

Telephone Purchase
Investors may purchase additional shares of the Funds by calling 1-877-569-2382. If you accepted this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have submitted a voided check to establish banking information on your account prior to making a purchase. Each order must be in the amount of $250 or more. Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit (fund name),
(your name or the title on the account)
(your account #)

Initial Investment – By wire
If you are making an initial investment in a Fund, before you wire funds, the Funds’ transfer agent must have a completed account application, which is included with this Prospectus. Please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile. Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given. Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Funds’ transfer agent. Your bank may charge you a fee for sending a wire payment to the Funds. Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

Appendix C-3

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:       (fund name)
(your name/title on the account)
(account #)

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Exchange Privilege
You may exchange your Class H shares of the Funds for Class H shares of any other mutual fund in the Trust, and vice versa (except that exchanges may not be made into or out of the Hatteras Hedged Strategies Fund). You should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s NAV per share. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

If your shares of a Fund are converted to a different share class of the same Fund, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Funds or through your investment representative.

Written Redemption Requests
You may redeem your shares by simply sending a written request to the Funds’ transfer agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund or Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, or Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Appendix C-4

Redeeming by Telephone
If you accepted telephone options on your account application, you may redeem shares having a value of up to $100,000 by telephone. The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt. The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ transfer agent’s records. There is a $15 charge for each wire. There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days. To redeem by telephone, call 1-877-569-2382. IRA accounts are not redeemable by telephone.

If you decline the options, but wish to add them at a later time, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source will be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent
Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request. Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption. If you purchase shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

●	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
●	The request must identify your account number;
●	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
●	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

Appendix C-5

A signature guarantee is required to redeem shares in the following situations:

●	if ownership is being changed on your account;
●	when redemption proceeds are payable or sent to any person, address or bank account not on record;
●	if a change of address request was received by the transfer agent within the last 30 days; and/or
●	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantee.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. The Funds discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up a Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. These steps include, monitoring trading practices, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices
Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Funds reserve the right to reject purchases and exchanges if they believe that such transactions would be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

Appendix C-6

In compliance with Rule 22c-2 of the Investment Company Act of 1940, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time each Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Funds may also fair value a security if a Fund or the Advisor believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Funds, except for the Long/Short Debt Fund which intends to distribute its investment company taxable income on a calendar quarter basis, intend to distribute substantially all of their investment company taxable income and net capital gain in December. Distributions will be reinvested in shares of a Fund unless you elect to receive cash. Dividends from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

The Funds expect that, as a result of their investment objectives and strategies, distributions will consist primarily of short-term capital gains, which are taxable as ordinary income, and under current law, qualified dividend income, depending on the source of such income to the Funds and any holding period requirements. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January. Each year, the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

For taxable years starting on or after January 1, 2013, the Health Care and Education Reconciliation Act of 2010 imposes a new 3.8% “Medicare Tax” on “net investment income” for taxpayers earning over specified amounts. The tax is generally levied on income from interest, dividends, royalties, rents, and capital gains, but there are some exclusions and taxpayers should consult their tax advisors about the more precise definition of “net investment income” as it pertains to their particular situations.

Appendix C-7

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (“IRS”). If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any account application that does not include a certified social security or taxpayer identification number.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND
INTEREST ON FUND BORROWING

The Funds use modest leverage and short-selling techniques in pursuing their strategies. Total Annual Fund Operating Expenses include expenses paid by a Fund to vendors; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes. However, Total Annual Fund Operating Expenses exclude brokerage commissions. Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales. The actual impact of these expenses and income on a Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions. Total Annual Fund Operating Expenses for a Fund, which includes the Fund’s expenses and excludes these short dividends expense and income items, are capped contractually at the rates described above in the Proxy Statement.

Appendix C-8

Appendix D

OWNERSHIP OF THE SECURITIES OF THE TARGET PORTFOLIOS AND ACQUIRING FUNDS

Federal securities laws require that we include information about the shareholders who own 5% or more of the outstanding voting shares of each Target Portfolio or Acquiring Fund. Any person who owns of record or beneficially 5% or more of the outstanding shares of each Target Portfolio or Acquiring Fund is deemed to be an “affiliated person” of the Target Portfolio or Acquiring Fund, respectively. A control person is a person who owns beneficially or through controlled companies more than 25% of the outstanding voting securities of a Target Portfolio or Acquiring Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of a Target Portfolio or class of an Acquiring Fund. Each person noted below with respect to the Target Portfolios will own the same percentage of outstanding shares of the Class H shares of the corresponding Acquiring Fund after the closing of the applicable Reorganization.

Relative Value—Long/Short Debt Portfolio

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Long/Short Equity Portfolio

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Managed Futures Strategies Portfolio

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Appendix D-1

Long/Short Debt Fund, Class A

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Long/Short Debt Fund, Class C

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Long/Short Debt Fund, Institutional Class

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Long/Short Equity Fund, Class A

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Long/Short Equity Fund, Institutional Class

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Appendix D-2

Managed Futures Fund, Class A

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Managed Futures Fund, Institutional Class

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Appendix D-3

Appendix E

MANAGER OF MANAGERS EXEMPTIVE RELIEF CONDITIONS

Capitalized terms used below are used as defined in the Application.

(1)
Before a Sub-Advised Series may rely on the order requested in this Application, the operation of the Sub-Advised Series in the manner described in this Application, including the hiring of Wholly-Owned Sub-Advisers, has been, or will be, approved by a majority of the Sub-Advised Series’ outstanding voting securities, as defined in the 1940 Act, or, in the case of a Sub-Advised Series whose public shareholders purchase shares on the basis of a prospectus containing the disclosure contemplated by condition 2 below, by the sole initial shareholder before offering the Sub-Advised Series’ shares to the public.

(2)
The prospectus for each Sub-Advised Series will disclose the existence, substance, and effect of any order granted pursuant to this Application.  Each Sub-Advised Series will hold itself out to the public as employing the Manager of Managers Structure.  Each prospectus will prominently disclose that the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

(3)
The Adviser will provide general management services to each Sub-Advised Series, including overall supervisory responsibility for the general management and investment of the Sub-Advised Series’ assets, and, subject to review and approval by the Board, the Adviser will:  (a) set the Sub-Advised Series’ overall investment strategies; (b) evaluate, select and recommend Sub-Advisers to manage all or a portion of the Sub-Advised Series’ assets; and (c) implement procedures reasonably designed to ensure that the Sub-Advisers comply with the Sub-Advised Series’ investment objectives, policies and restrictions.  Subject to review by the Board, the Adviser will (a) when appropriate, allocate and reallocate the Sub-Advised Series’ assets among multiple Sub-Advisers; and (b) monitor and evaluate the performance of Sub-Advisers.

(4)	A Sub-Advised Series will not make any Ineligible Sub-Adviser Changes without the approval of the shareholders of the applicable Sub-Advised Series.

(5)	A Sub-Advised Series will inform shareholders of the hiring of a new Sub-Adviser within 90 days after the hiring of the new Sub-Adviser pursuant to the Notice and Access Procedures.

(6)
At all times, at least a majority of the Board will be Independent Trustees, and the selection and nomination of new or additional Independent Trustees will be placed within the discretion of the then-existing Independent Trustees.

(7)
Independent Legal Counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, will continue to be engaged to represent the Independent Trustees.  The selection of such counsel will be within the discretion of the then-existing Independent Trustees.

(8)
The Adviser will provide the Board, no less frequently than quarterly, with information about the profitability of the Adviser on a per Sub-Advised Series basis.  The information will reflect the impact on profitability of the hiring or termination of any sub-adviser during the applicable quarter.

(9)	Whenever a sub-adviser is hired or terminated, the Adviser will provide the Board with information showing the expected impact on the profitability of the Adviser.

(10)
Whenever a sub-adviser change is proposed for a Sub-Advised Series with an Affiliated Sub-Adviser or a Wholly-Owned Sub-Adviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the applicable Trust’s Board minutes, that such change is in the best interests of the Sub-Advised Series and its shareholders and does not involve a conflict of interest from which the Adviser or the Affiliated Sub-Adviser or Wholly-Owned Sub-Adviser derives an inappropriate advantage.

Appendix E-1

(11)
No trustee or officer of the Trusts or of a Sub-Advised Series or any partner, director, manager or officer of the Adviser will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in a Sub-Adviser except for:  (a) ownership of interests in the Adviser or any entity, other than a Wholly-Owned Sub-Adviser, that controls, is controlled by, or is under common control with the Adviser; or (b) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly traded company that is either a Sub-Adviser or an entity that controls, is controlled by, or is under common control with a Sub-Adviser.

(12)	Each Sub-Advised Series will disclose the Aggregate Fee Disclosure in its registration statement.

(13)
In the event that the Commission adopts a rule under the 1940 Act providing substantially similar relief to that in the order requested in the Application, the requested order will expire on the effective date of that rule.

(14)
For Sub-Advised Series that pay fees to a Sub-Adviser directly from fund assets, any changes to a Sub-Advisory Agreement that would result in an increase in the total management and advisory fees payable by a Sub-Advised Series will be required to be approved by the shareholders of the Sub-Advised Series.

Appendix E-2

PART B

STATEMENT OF ADDITIONAL INFORMATION

[July 1], 2015

FOR THE REORGANIZATIONS OF

Relative Value—Long/Short Debt Portfolio
Long/Short Equity Portfolio
Managed Futures Strategies Portfolio
(each a series of Underlying Funds Trust)

INTO

Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Strategies Fund
(each a series of Hatteras Alternative Mutual Funds Trust)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 388-6292

This Statement of Additional Information dated [July 1], 2015 (the “SAI”) is not a prospectus. A proxy statement/prospectus dated [July 1], 2015 (the “proxy statement/prospectus”) related to the above referenced reorganizations may be obtained from Hatteras Alternative Mutual Funds Trust (“HAMFT”), on behalf its series, the Hatteras Long/Short Debt Fund, Hatteras Long/Short Equity Fund, and Hatteras Managed Futures Strategies Fund (collectively, the “Successor Funds”), by writing or calling HAMFT at the address and telephone number shown above. This SAI should be read in conjunction with such proxy statement/prospectus.

You should rely only on the information contained in this SAI and the proxy statement/prospectus. HAMFT has not authorized others to provide additional information. This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.	The Statement of Additional Information for the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio, dated April 30, 2015.

2.	The Statement of Additional Information for the Successor Funds, dated April 30, 2015.

3.
The audited financial statements of the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio contained in their Annual Report for the fiscal year ended December 31, 2014.

4.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•	The Proxy Statement/Prospectus for the Successor Funds, dated [July 1], 2015 is filed herewith.

•
The Statement of Additional Information for the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio, dated April 30, 2015, is incorporated by reference to Amendment No. 25 to Underlying Funds Trust’s Registration Statement on Form N-1A (File No. 811-21895), filed with the SEC on April 30, 2015.

•
The Statement of Additional Information for the Successor Funds, dated April 30, 2015, is incorporated by reference to Amendment No. 56 to HAMFT’s Registration Statement on Form N-1A (File No. 811-21079), filed on April 29, 2015.

•
The audited financial statements of the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio dated December 31, 2014 are incorporated by reference to their Annual Report for the fiscal year ended December 31, 2014, filed on Form N-CSR (File No. 811-21895) with the SEC on March 11, 2015.

Part B-1

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual report to shareholders, for the year ended December 31, 2014, for the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio (collectively, the “Acquired Funds”).

On April 22, 2015, each of the Board of Trustees of the Successor Funds and the Board of Trustees of the Acquired Funds approved a plan of reorganization (the “Reorganization”) whereby each of the Acquired Funds will transfer all of its assets and liabilities to the corresponding Successor Fund (each an “Acquiring Fund”) in exchange for Class H shares of the Acquiring Fund. Shareholders of each Acquired Fund would receive Class H shares equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and each Acquired Fund then would be dissolved. These events would happen on a single day for each Acquired Fund, which is currently expected to be September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Relative Value—Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Strategies Portfolio.

As of December 31, 2014, the net assets of each Acquired Fund and Acquiring Fund were as follows:

Acquired Fund	Net Assets	Acquiring Fund	Net Assets
Long/Short Equity Portfolio	$364,450,786	Hatteras Long/Short Equity Fund	$34,429,519
Relative Value—Long/Short Debt Portfolio	$638,531,000	Hatteras Long/Short Debt Fund	$462,078,578
Managed Futures Strategies Portfolio	$44,331,135	Hatteras Managed Futures Strategies Fund	$352,199

If each Reorganization had taken place as of December 31, 2014, the unaudited pro forma net assets of each Acquiring Fund would have been as follows:

Acquiring Fund	Net Assets (pro forma)
Hatteras Long/Short Equity Fund	$366,840,260
Hatteras Long/Short Debt Fund	$643,563,461
Hatteras Managed Futures Strategies Fund	$44,336,190

Each class of shares of each Acquiring Fund has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the Board of Trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

The unaudited pro forma information set forth below for the twelve months ending December 31, 2014, is intended to present financial information as if the acquisition of each Acquired Fund by the corresponding Acquiring Fund had been consummated at December 31, 2014, each Fund’s fiscal year end and date of the most recently issued audited financial statements of each Acquired Fund. The pro forma information has been derived from the books and records of the Acquired Funds utilized in calculating daily net asset value for each Fund and conforms to generally accepted accounting principles for U.S. mutual funds. Hatteras, not the Funds, will bear the expenses incurred in the Reorganization, including the preparation and mailing costs of the Acquired Funds, and audit and legal fees of both Funds.

Each Acquiring Fund will be the surviving fund for accounting purposes.

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended) will change as a result of any proposed Reorganization.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss is recognized by the Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

Part B-2

2.
No gain or loss is recognized by the Acquired Fund shareholders upon the exchange of their shares of the Acquired Fund solely for shares of the corresponding Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Funds.

Each Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2014, the Acquired Funds had capital loss carryforwards available to offset future net capital gains, as follows:

	Capital Loss Carryover	Expires
Relative Value – Long/Short Debt Portfolio	$ 3,364,912	12/31/2015
Relative Value – Long/Short Debt Portfolio	$2,583,689	12/31/2016
Relative Value – Long/Short Debt Portfolio	$12,809,960	12/31/2017
Relative Value – Long/Short Debt Portfolio	$12,770,832	12/31/2018
Relative Value – Long/Short Debt Portfolio	$5,330,766	Unlimited
Managed Futures Strategies Portfolio	$1,702	Unlimited

The capital loss carryforwards and limitations described above may change significantly between now and each Reorganization closing date, expected to be approximately September 4, 2015 with respect to the Long/Short Equity Portfolio, October 9, 2015 with respect to the Relative Value—Long/Short Debt Portfolio, and September 25, 2015 with respect to the Managed Futures Strategies Portfolio. Further, the ability of each applicable Fund to use these losses (even in the absence of the Reorganizations) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

Each Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (December 31, 2013), and for the fiscal year ended December 31, 2014, and has concluded that no provision for federal income tax is required in the fund's financial statements.

Part B-3

PART C

OTHER INFORMATION

Item 15.   Indemnification

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.   Exhibits

Exhibit No.	Exhibit
(1)(a) (1)(b)
Amended and Restated Declaration of Trust dated February 22, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.
Certificate of Amendment to Amended and Restated Certificate of Trust dated February 23, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated February 22, 2010, were previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and are incorporated herein by reference.

(3)	Not Applicable.
(4)	Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to Part A.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.
(6)(a)
Investment Advisory Agreement dated July 1, 2014, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(6)(b)
Form of Investment Sub-Advisory Agreement – was previously filed with Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A on May 29, 2015, and is incorporated herein by reference.

(7)
Distribution Agreement dated July 1, 2014, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(8)	Not Applicable.
(9)(a)
Custody Agreement with U.S. Bank N.A. dated April 12, 2011, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(9)(b)
Amendment No. 1 dated September 16, 2011, was previously filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A on September 29, 2011, and is incorporated herein by reference.

(10)(a)	Rule 12b-1 Plan, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.
(10)(b)
Rule 18f-3 Plan dated July 18, 2006 and amended and restated on February 22, 2012, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

Part C-1

(11)
Legal Opinion. Opinion and Consent of Counsel dated August 8, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on August 12, 2002 (Spitzer and Feldman, P.C.), and is incorporated herein by reference.

(12)	Form of Opinion and Consent of Drinker Biddle & Reath LLP, regarding certain tax matters – to be filed by subsequent amendment.

(13)	(i)
Transfer Agent Servicing Agreement dated September 6, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(13)	(1)
Amendment dated April 28, 2006, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(13)	(2)
Addendum dated August 17, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(13)	(3)
Amendment dated November 1, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(13)	(4)
Amendment dated January 1, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(13)	(5)
Amendment dated May 1, 2011, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(13)	(ii)
Fund Administration Servicing Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(13)	(1)
Amendment dated November 1, 2009, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(13)	(2)
Amendment dated May 1, 2011, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(13)	(iii)
Fund Accounting Services Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(13)	(1)
Amendment dated November 1, 2009, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(13)	(2)
Amendment dated May 1, 2011, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

Part C-2

(13)	(iv)
Operating Expense Limitation Agreement dated July 1, 2014, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(13)	(vi)
Consent dated March 7, 2014 of U.S. Bank National Association to Assignment of Contract, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(13)	(vii)
Consent dated March 7, 2014 of U.S. Bancorp Fund Services, LLC to Assignment of Contracts, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. – filed herewith.
(15)	Not Applicable.
(16)(a)
Power of Attorney dated February 22, 2010, was previously filed with Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A on February 26, 2010, and is incorporated herein by reference.

(16)(b)
Power of Attorney dated February 22, 2012, was previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(16)(c)
Power of Attorney dated January 27, 2015, was previously filed with Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A on February 20, 2015, and is incorporated herein by reference.

(17)(a)
The Annual Report to Shareholders the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio for the Fiscal Year Ended December 31, 2014 was previously filed by Underlying Funds Trust (File No. 811-21895) on Form N-CSR with the SEC on March 11, 2015, and is incorporated by reference.

(17)(b)
Prospectus of the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio dated April 30, 2015 was previously filed by Underlying Funds Trust (File No. 811-21895) in Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on April 30, 2015, and is incorporated by reference.

(17)(c)
Statement of Additional Information of the Relative Value—Long/Short Debt Portfolio, Long/Short Equity Portfolio, and Managed Futures Strategies Portfolio dated April 30, 2015 was previously filed by Underlying Funds Trust (File No. 811-21895) in Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on April 30, 2015, and is incorporated by reference.

Item 17.    Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

Part C-3

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16 of Form N-14 upon closing of the Reorganization.

Part C-4

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Raleigh and the State of North Carolina on the 29th day of May, 2015.

Hatteras Alternative Mutual Funds Trust

By: /s/  J. Michael Fields
     J. Michael Fields, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on May 29, 2015 by the following persons in the capacities indicated:

Signature	Title
/s/ Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
/s/ H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
/s/ Thomas Mann* Thomas Mann	Independent Trustee
/s/ Steve E. Moss* Steve E. Moss	Independent Trustee
/s/ Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
/s/ Joseph Velk* Joseph Velk	Independent Trustee
/s/ David B. Perkins David B. Perkins	Interested Trustee, President and Chief Executive Officer
/s/ Peter M. Budko* Peter M. Budko	Interested Trustee
/s/ Robert Lance Baker Robert Lance Baker	Treasurer and Chief Financial Officer
*By: /s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(4)	Form of Agreement and Plan of Reorganization

(14)	Consent of Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd.